UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058 )

Exact name of registrant as specified in charter: The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (57.2%)(a)
	Shares	Value

Banking (5.8%)
Bank of America Corp.	2,016,400	$97,351,792
BB&T Corp.	134,000	4,953,980
Marshall & Ilsley Corp.	118,900	5,077,030
National City Corp.	280,100	6,792,425
PNC Financial Services Group	495,800	35,776,928
U.S. Bancorp	286,800	9,510,288
Wachovia Corp.	984,900	45,039,477
Washington Mutual, Inc.	127,800	3,563,064
Wells Fargo & Co.	1,067,800	36,315,878
		244,380,862

Basic Materials (4.4%)
Bemis Co., Inc.	160,000	4,505,600
Cabot Corp.	60,151	2,105,887
Dow Chemical Co. (The)	220,700	9,940,328
E.I. du Pont de Nemours & Co. (S)	185,100	9,164,301
Freeport-McMoRan Copper & Gold, Inc. Class B	168,592	19,839,907
Lubrizol Corp. (The)	177,800	12,069,064
Nucor Corp.	397,600	24,659,152
Packaging Corp. of America	310,700	9,892,688
PPG Industries, Inc.	226,500	16,928,610
Rohm & Haas Co. (S)	158,200	8,207,416
Sonoco Products Co.	580,060	17,935,455
Terra Industries, Inc. (NON)	696,000	25,675,440
United States Steel Corp.	234,000	25,248,600
		186,172,448

Capital Goods (4.1%)
Autoliv, Inc. (Sweden)	24,457	1,545,193
Ball Corp.	111,700	5,538,086
Boeing Co. (The)	148,300	14,620,897
Caterpillar, Inc.	261,700	19,525,437
Cummins, Inc.	46,800	5,614,128
Eaton Corp.	59,900	5,545,542
General Dynamics Corp.	86,500	7,868,040
L-3 Communications Holdings, Inc.	95,800	10,503,512
Lockheed Martin Corp.	277,600	30,547,104
Northrop Grumman Corp.	227,000	18,981,740
Pactiv Corp. (NON) (S)	388,446	10,670,612
Parker-Hannifin Corp.	150,750	12,115,778
Precision Castparts Corp.	44,202	6,621,902
Raytheon Co.	254,900	16,214,189
Waste Management, Inc.	240,500	8,751,795
		174,663,955

Communication Services (4.1%)
ALLTEL Corp.	166,600	11,853,590
AT&T, Inc.	1,881,982	78,648,028
CenturyTel, Inc.	316,700	13,950,635
Embarq Corp.	234,900	12,430,908
Qwest Communications International, Inc. (NON) (S)	712,600	5,116,468
Verizon Communications, Inc.	1,136,600	52,363,162
		174,362,791

Conglomerates (2.5%)
Danaher Corp. (S)	151,200	12,953,304
General Electric Co.	1,744,300	71,795,388
Honeywell International, Inc.	304,500	18,394,845
		103,143,537

Consumer Cyclicals (3.7%)
American Standard Cos., Inc.	176,600	6,581,882
AutoZone, Inc. (NON)	43,400	5,399,394
Barnes & Noble, Inc.	187,093	7,229,274
Big Lots, Inc. (NON) (S)	411,000	9,855,780
Black & Decker Manufacturing Co. (S)	52,700	4,738,257
Carnival Corp.	173,300	8,314,934
Circuit City Stores-Circuit City Group (S)	703,900	5,581,927
Gannett Co., Inc. (S)	255,700	10,844,237
Gap, Inc. (The) (S)	293,600	5,549,040
Lennar Corp.	394,700	9,018,895
Lowe's Cos., Inc.	292,700	7,870,703
Macy's, Inc.	233,300	7,472,599
Mattel, Inc.	209,700	4,380,633
NVR, Inc. (NON) (S)	15,756	7,495,917
R. H. Donnelley Corp. (NON)	52,831	2,897,780
Regal Entertainment Group Class A (S)	873,100	19,705,867
Walt Disney Co. (The) (S)	625,500	21,661,065
Whirlpool Corp. (S)	125,600	9,945,008
		154,543,192

Consumer Staples (3.8%)
Altria Group, Inc.	113,562	8,282,077
Clorox Co.	162,400	10,161,368
Colgate-Palmolive Co.	216,200	16,489,574
General Mills, Inc.	329,000	18,993,170

H.J. Heinz Co.	131,953	6,172,761
Hansen Natural Corp. (NON)	52,703	3,583,804
ITT Educational Services, Inc. (NON)	128,387	16,329,543
Kimberly-Clark Corp.	79,400	5,628,666
Kraft Foods, Inc. Class A	285,243	9,529,969
Kroger Co.	231,600	6,806,724
Loews Corp. - Carolina Group	42,600	3,654,228
McDonald's Corp.	66,400	3,964,080
Newell Rubbermaid, Inc.	443,100	12,920,796
Pepsi Bottling Group, Inc. (The)	424,400	18,283,152
Procter & Gamble Co. (The)	176,500	12,270,280
Strayer Education, Inc.	26,267	4,854,667
		157,924,859

Energy (4.4%)
Chevron Corp.	281,500	25,760,065
ConocoPhillips	674,900	57,339,504
Devon Energy Corp.	74,600	6,967,640
ENSCO International, Inc.	102,000	5,659,980
Exxon Mobil Corp.	125,800	11,572,342
Global Industries, Ltd. (NON)	176,445	4,344,076
Hess Corp.	117,200	8,392,692
Marathon Oil Corp.	264,000	15,610,320
Pride International, Inc. (NON) (S)	269,700	9,951,930
Sunoco, Inc.	61,400	4,519,040
Tesoro Corp. (S)	115,600	6,997,268
Valero Energy Corp.	395,000	27,819,850
		184,934,707

Financial (5.5%)
AMBAC Financial Group, Inc.	42,600	1,568,958
American International Group, Inc.	91,800	5,794,416
Bear Stearns Cos., Inc.	21,600	2,453,760
Chubb Corp.	154,200	8,226,570
Citigroup, Inc. (SEG)	2,155,700	90,323,830
Goldman Sachs Group, Inc.	75,000	18,594,000
Hospitality Properties Trust ®	95,660	3,788,136
HRPT Properties Trust ®	593,445	5,572,449
JPMorgan Chase & Co.	1,556,400	73,150,800
Lehman Brothers Holdings, Inc.	216,100	13,687,774
Travelers Cos., Inc.	164,600	8,593,766
		231,754,459

Health Care (5.0%)
Aetna, Inc.	115,200	6,470,784
AmerisourceBergen Corp.	299,400	14,104,734
Boston Scientific Corp. (NON) (S)	580,700	8,054,309
Bristol-Myers Squibb Co.	179,900	5,395,201
Coventry Health Care, Inc. (NON)	126,100	7,605,091
Covidien, Ltd. (Bermuda)	292,012	12,147,699
Express Scripts, Inc. (NON)	396,400	25,012,840
King Pharmaceuticals, Inc. (NON)	418,400	4,435,040
McKesson Corp.	413,300	27,319,130
Merck & Co., Inc.	747,200	43,531,872
Pfizer, Inc.	1,094,700	26,940,567
Respironics, Inc. (NON)	17,560	879,054
WellCare Health Plans, Inc. (NON) (S)	131,700	3,185,823
WellPoint, Inc. (NON)	308,000	24,402,840
		209,484,984

Insurance (1.7%)
Allstate Corp. (The)	228,600	11,978,640
Axis Capital Holdings, Ltd. (Bermuda)	311,206	12,367,326
Everest Re Group, Ltd. (Barbados)	41,000	4,368,140
Genworth Financial, Inc. Class A	351,460	9,594,858
Hartford Financial Services Group, Inc. (The)	46,554	4,517,135
Prudential Financial, Inc.	127,100	12,293,112
RenaissanceRe Holdings, Ltd. (Bermuda)	227,700	13,284,018
W.R. Berkley Corp.	178,800	5,380,092
		73,783,321

Investment Banking/Brokerage (1.1%)
Merrill Lynch & Co., Inc.	299,100	19,746,582
Morgan Stanley	389,000	26,164,140
		45,910,722

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	363,200	8,854,816
CBL & Associates Properties (R)	357,800	11,846,758
General Growth Properties, Inc. (R)	334,138	18,163,742
Taubman Centers, Inc. (R)	82,300	4,845,001
		43,710,317

Technology (5.4%)
Accenture, Ltd. Class A (Bermuda)	552,000	21,555,600
Apple Computer, Inc. (NON)	107,300	20,381,635
Applied Materials, Inc.	777,400	15,097,108
Atmel Corp. (NON)	1,497,900	7,324,731
Avnet, Inc. (NON)	30,631	1,277,925
Computer Sciences Corp. (NON)	235,657	13,760,012
Convergys Corp. (NON)	159,293	2,919,841
Electronic Data Systems Corp.	215,919	4,661,691
Hewlett-Packard Co.	1,204,200	62,233,056
IBM Corp.	129,300	15,014,316

Intel Corp.	364,000	9,791,600
Lexmark International, Inc. Class A (NON)	77,401	3,250,068
Microsoft Corp. (S)	711,100	26,175,591
SanDisk Corp. (NON)	286,200	12,707,280
Thermo Electron Corp. (NON)	104,092	1,900,720
Xerox Corp. (NON)	451,500	7,874,160
		225,925,334

Transportation (1.9%)
AMR Corp. (NON) (S)	459,000	11,016,000
Con-way, Inc.	103,000	4,388,830
UAL Corp. (NON) (S)	310,300	14,863,370
Union Pacific Corp.	211,600	27,093,264
US Airways Group, Inc. (NON)	898,400	24,849,744
		82,211,208

Utilities & Power (2.8%)
DTE Energy Co.	135,300	6,710,880
Edison International	310,000	18,026,500
Entergy Corp.	51,400	6,161,318
FirstEnergy Corp.	435,700	30,368,290
FPL Group, Inc.	90,400	6,185,168
NiSource, Inc.	403,413	8,249,796
PG&E Corp.	528,250	25,847,273
Sempra Energy	87,000	5,351,370
Wisconsin Energy Corp.	220,900	10,576,692
		117,477,287

Total common stocks (cost $2,028,270,119)		$2,410,383,983

COLLATERALIZED MORTGAGE OBLIGATIONS (20.2%)(a)
	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$565,281	$563,666
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.866s, 2029	1,657,160	1,747,315
FRB Ser. 97-D5, Class A5, 7.175s, 2043	325,000	338,392
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	980,427
FRB Ser. 07-3, Class A3, 5.837s, 2049	1,200,000	1,211,524
Ser. 06-4, Class A4, 5.634s, 2046	3,420,000	3,459,157
Ser. 06-5, Class A4, 5.414s, 2047	4,233,000	4,218,006
Ser. 04-3, Class A5, 5.316s, 2039	4,690,000	4,736,150
FRB Ser. 05-1, Class A5, 5.119s, 2042	252,000	250,716
Ser. 07-1, Class XW, Interest Only (IO), 0.292s, 2049	17,090,061	360,140
Ser. 06-1, Class XC, IO, 0.053s, 2045	40,889,444	279,839
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	702,482
Ser. 02-PB2, Class XC, IO, 0.186s, 2035	9,206,782	162,198
Ser. 04-4, Class XC, IO, 0.121s, 2042	31,053,750	470,438
Ser. 04-5, Class XC, IO, 0.102s, 2041	49,078,187	613,469
Ser. 05-1, Class XW, IO, 0.086s, 2042	266,951,152	853,694
Ser. 06-4, Class XC, IO, 0.069s, 2046	49,830,588	597,967
Ser. 05-4, Class XC, IO, 0.064s, 2045	82,406,707	578,339
Ser. 06-5, Class XC, IO, 0.048s, 2016	100,331,802	1,506,344
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.041s, 2018	142,000	141,361
FRB Ser. 04-BBA4, Class G, 5.791s, 2018	449,000	447,346
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.091s, 2022	496,000	484,977
FRB Ser. 05-MIB1, Class J, 6.141s, 2022	1,400,000	1,365,316
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	4,621,138	--
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.734s, 2033	491,482	485,338
IFB Ser. 06-2, Class A4, IO, 0.528s, 2046	2,469,707	25,562
Ser. 04-D, Class 2A, IO, 0.335s, 2034	12,320,429	24,063
Ser. 05-E, Class 2, IO, 0.305s, 2035	33,167,140	155,471
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,676,433	1,674,192
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.173s, 2035	1,363,802	1,350,846
Ser. 04-2, IO, 1.72s, 2034	5,999,368	371,961
Ser. 05-3A, IO, 1.6s, 2035	17,393,347	1,254,741
Ser. 05-1A, IO, 1.6s, 2035	5,866,006	392,289
Ser. 04-3, IO, 1.6s, 2035	4,311,782	271,642
Ser. 07-5A, IO, 1.55s, 2037	13,544,000	2,153,496
Ser. 07-2A, IO, 1.3s, 2037	15,537,928	1,960,887
Ser. 07-1, Class S, IO, 1.211s, 2037	13,549,118	1,506,662
Ser. 06-4A, Class IO, IO, 1.14s, 2036	2,259,133	264,657
Ser. 06-2A, IO, 0.879s, 2036	3,053,059	258,280
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
7.215s, 2034	233,207	233,243
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032	456,000	480,079
Ser. 07-PW17, Class A3, 5.736s, 2050	14,895,000	15,029,398
Ser. 04-PR3I, Class X1, IO, 0.092s, 2041	14,559,602	275,570
Ser. 05-PWR9, Class X1, IO, 0.079s, 2042	41,015,823	379,708
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.791s, 2019	27,172,389	47,764
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	18,189,926	857,786
Ser. 06-PW14, Class X1, IO, 0.047s, 2038	19,561,641	333,780
Ser. 07-PW15, Class X1, IO, 0.042s, 2044	64,431,886	779,858
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	63,929,438	270,677
Ser. 07-PW16, Class X, IO, 0.021s, 2040	143,866,877	156,412
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	9,307,000	143,240

Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	553,000	578,832
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,603,586
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,206,846
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,536,670
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.092s, 2043	116,609,476	1,166,095
Ser. 06-C5, Class XC, IO, 0.049s, 2049	123,157,021	1,731,896
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.778s, 2037	4,845,640	224,622
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	759,000	761,108
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049	26,715,000	667,875
Ser. 06-CD2, Class X, IO, 0.086s, 2046	76,402,106	408,904
Ser. 07-CD4, Class XC, IO, 0.041s, 2049	89,338,000	837,544
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,013,000	2,014,714
Ser. 98-C2, Class F, 5.44s, 2030	3,255,000	3,136,273
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	939,000	927,372
Ser. 06-CN2A, Class J, 5.57s, 2019	751,000	736,362
FRB Ser. 01-J2A, Class A2F, 5.56s, 2034	1,590,000	1,582,050
Ser. 03-LB1A, Class X1, IO, 0.425s, 2038	8,664,167	345,700
Ser. 05-C6, Class XC, IO, 0.059s, 2044	67,163,384	438,107
Ser. 05-LP5, Class XC, IO, 0.056s, 2043	71,400,187	669,377
Ser. 06-C8, Class XS, IO, 0.045s, 2046	57,692,086	741,459
Countrywide Alternative Loan Trust
Ser. 05-24, Class 1AX, IO, 1.195s, 2035	12,703,286	243,344
Ser. 05-24, Class IIAX, IO, 1.158s, 2035	10,306,207	260,582
IFB Ser. 06-6CB, Class 1A3, IO, 0.228s, 2036	17,457,153	104,118
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.435s, 2046	10,722,887	420,539
Ser. 05-9, Class 1X, IO, 1.991s, 2035	10,058,362	220,027
Ser. 05-2, Class 2X, IO, 1.16s, 2035	11,045,404	212,279
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	1,066,756	1,098,759
IFB Ser. 05-R1, Class 1AS, IO, 0.981s, 2035	7,566,113	317,721
IFB Ser. 05-R2, Class 1AS, IO, 0.602s, 2035	7,263,447	257,249
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	3,916,000	3,980,743
Ser. 06-C5, Class AX, IO, 0.065s, 2039	36,682,925	606,626
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	121,968,269	1,263,103
Ser. 06-C4, Class AX, IO, 0.092s, 2039	76,798,283	1,287,165
Ser. 07-C1, Class AX, IO, 0.051s, 2040	80,732,270	823,873
Ser. 06-C3, Class AX, IO, 0.023s, 2038	102,925,990	80,385
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 5.673s, 2017	232,000	220,140
FRB Ser. 06-A, Class C, 5.473s, 2017	688,000	659,833
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	3,385,000	3,390,755
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	2,903,000	2,834,620
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,351,362
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	5,060,621
FRB Ser. 04-C3, Class A5, 5.113s, 2036	92,000	90,235
Ser. 04-C3, Class A3, 4.302s, 2036	196,000	192,866
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.041s, 2020	259,000	257,058
FRB Ser. 04-TF2A, Class J, 6.041s, 2016	313,000	309,088
FRB Ser. 05-TF2A, Class J, 5.991s, 2020	1,237,000	1,230,815
FRB Ser. 04-TF2A, Class H, 5.791s, 2019	627,000	620,730
Ser. 01-CK1, Class AY, IO, 0.774s, 2035	67,907,000	1,198,983
Ser. 03-C3, Class AX, IO, 0.747s, 2038	59,649,801	2,268,890
Ser. 02-CP3, Class AX, IO, 0.353s, 2035	20,823,239	790,439
Ser. 04-C4, Class AX, IO, 0.184s, 2039	11,660,345	257,915
Ser. 05-C2, Class AX, IO, 0.112s, 2037	75,887,883	1,106,218
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,159,253	2,264,629
Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,758,582
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,734,042
Ser. 98-CF2, Class B3, 6.04s, 2031	814,188	825,903
Fannie Mae
IFB Ser. 07-64, Class LS, 15.188s, 2037	1,598,569	1,968,239
IFB Ser. 06-70, Class SM, 13.409s, 2036	386,054	453,552
IFB Ser. 07-75, Class JS, 13.38s, 2037	2,415,602	2,948,628
IFB Ser. 07-75, Class CS, 11.393s, 2037	1,520,450	1,844,212
IFB Ser. 07-75, Class ES, 10.965s, 2036	1,730,319	1,986,623
IFB Ser. 06-62, Class PS, 10.665s, 2036	1,484,042	1,733,535
IFB Ser. 07-80, Class AS, 10.38s, 2037	989,037	1,119,831
IFB Ser. 07-60, Class SB, 10.365s, 2037	837,313	923,778
IFB Ser. 06-76, Class QB, 10.365s, 2036	1,594,383	1,857,365
IFB Ser. 06-79, Class PS, 10.365s, 2036	832,692	1,002,267
IFB Ser. 06-48, Class TQ, 10.365s, 2036	2,890,462	3,307,116
Ser. 03-W6, Class PT1, 10.069s, 2042	224,735	247,536
IFB Ser. 06-63, Class SP, 10.065s, 2036	1,737,025	1,995,049
IFB Ser. 07-W7, Class 1A4, 9.945s, 2037	1,480,351	1,606,544
IFB Ser. 05-37, Class SU, 9.71s, 2035	2,560,989	2,865,357
IFB Ser. 06-49, Class SE, 9.51s, 2036	2,591,016	2,885,134
Ser. 02-T12, Class A4, 9 1/2s, 2042	200,136	218,520
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,115,873	1,222,160
Ser. 02-T6, Class A3, 9 1/2s, 2041	408,290	447,506
IFB Ser. 06-104, Class GS, 9.365s, 2036	1,054,138	1,179,136
IFB Ser. 06-60, Class AK, 9.31s, 2036	1,247,279	1,379,914

Ser. 04-T3, Class PT1, 9.163s, 2044	574,286	624,910
IFB Ser. 06-60, Class TK, 9.11s, 2036	839,504	920,314
IFB Ser. 06-104, Class ES, 9.088s, 2036	1,975,972	2,209,041
IFB Ser. 07-1, Class NK, 8.951s, 2037	4,010,933	4,508,930
IFB Ser. 07-81, Class SC, 8.565s, 2037	1,343,844	1,439,189
IFB Ser. 06-104, Class CS, 7.774s, 2036	2,080,127	2,172,117
Ser. 02-26, Class A2, 7 1/2s, 2048	1,836,210	1,932,356
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	54,623	57,975
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	847,338	899,328
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,612,598	1,696,594
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,183,880	1,248,381
Ser. 02-T12, Class A3, 7 1/2s, 2042	327,415	343,912
Ser. 02-14, Class A2, 7 1/2s, 2042	656,451	677,690
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,044,934	2,146,639
Ser. 02-T4, Class A3, 7 1/2s, 2041	354,512	374,115
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,782,934	1,880,022
Ser. 01-T3, Class A1, 7 1/2s, 2040	305,038	320,854
Ser. 01-T1, Class A1, 7 1/2s, 2040	663,505	695,644
Ser. 99-T2, Class A1, 7 1/2s, 2039	185,230	195,982
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	773,909	813,275
Ser. 02-T1, Class A3, 7 1/2s, 2031	536,823	565,258
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,592,207	1,680,176
Ser. 01-T5, Class A3, 7 1/2s, 2030	186,443	195,435
Ser. 01-T4, Class A1, 7 1/2s, 2028	3,758,273	4,000,080
IFB Ser. 07-30, Class FS, 7.26s, 2037	3,951,001	4,090,469
IFB Ser. 06-115, Class ES, 7.07s, 2036	1,623,946	1,744,865
Ser. 02-26, Class A1, 7s, 2048	1,197,813	1,247,900
Ser. 04-T3, Class 1A3, 7s, 2044	549,698	575,521
Ser. 03-W3, Class 1A2, 7s, 2042	562,002	585,968
Ser. 02-T16, Class A2, 7s, 2042	1,147,057	1,195,666
Ser. 02-14, Class A1, 7s, 2042	102,114	106,153
Ser. 02-T4, Class A2, 7s, 2041	649,491	674,362
Ser. 01-W3, Class A, 7s, 2041	388,190	405,559
Ser. 04-W1, Class 2A2, 7s, 2033	5,674,625	5,946,424
IFB Ser. 06-8, Class PK, 6.91s, 2036	2,760,707	2,816,504
IFB Ser. 05-74, Class CP, 6.884s, 2035	1,501,033	1,586,016
IFB Ser. 05-57, Class CD, 6.853s, 2035	1,328,280	1,388,185
IFB Ser. 05-74, Class SK, 6.731s, 2035	2,766,640	2,871,658
IFB Ser. 06-27, Class SP, 6.701s, 2036	2,143,000	2,266,209
IFB Ser. 06-8, Class HP, 6.701s, 2036	2,364,717	2,478,843
IFB Ser. 06-8, Class WK, 6.701s, 2036	3,753,754	3,907,930
IFB Ser. 05-106, Class US, 6.701s, 2035	3,609,111	3,806,406
IFB Ser. 05-99, Class SA, 6.701s, 2035	1,781,847	1,848,623
IFB Ser. 05-115, Class NQ, 6.666s, 2036	833,583	847,664
IFB Ser. 05-74, Class CS, 6.621s, 2035	1,711,839	1,769,700
IFB Ser. 05-45, Class DA, 6.554s, 2035	2,837,386	2,955,173
IFB Ser. 05-74, Class DM, 6.517s, 2035	3,448,186	3,579,034
Ser. 381, Class 14, IO, 6 1/2s, 2037	2,166,243	519,221
Ser. 381, Class 16, IO, 6 1/2s, 2037	430,578	102,128
Ser. 381, Class 15, IO, 6 1/2s, 2037	919,133	227,916
Ser. 371, Class 2, IO, 6 1/2s, 2036	14,001,515	3,492,981
IFB Ser. 05-45, Class DC, 6.444s, 2035	2,213,131	2,295,682
IFB Ser. 06-60, Class CS, 6.224s, 2036	787,757	770,686
IFB Ser. 05-114, Class SP, 6.181s, 2036	1,033,634	1,026,246
IFB Ser. 05-57, Class DC, 5.939s, 2034	2,297,386	2,365,257
IFB Ser. 07-96, Class AS, 5.788s, 2037	1,895,170	1,877,698
IFB Ser. 05-45, Class PC, 5.633s, 2034	1,205,856	1,230,734
IFB Ser. 05-95, Class CP, 5.415s, 2035	272,912	276,737
IFB Ser. 05-95, Class OP, 5.305s, 2035	1,044,000	1,008,352
IFB Ser. 05-106, Class JC, 5.016s, 2035	717,975	677,571
IFB Ser. 05-83, Class QP, 4.726s, 2034	611,580	584,700
IFB Ser. 05-72, Class SB, 4.694s, 2035	1,778,117	1,727,905
IFB Ser. 07-W6, Class 6A2, IO, 2.928s, 2037	2,239,933	178,868
IFB Ser. 06-90, Class SE, IO, 2.928s, 2036	2,151,529	239,049
IFB Ser. 03-66, Class SA, IO, 2.778s, 2033	2,987,086	280,159
IFB Ser. 07-W6, Class 5A2, IO, 2.418s, 2037	2,949,299	222,334
IFB Ser. 07-W4, Class 4A2, IO, 2.408s, 2037	13,452,434	955,469
IFB Ser. 07-W2, Class 3A2, IO, 2.408s, 2037	3,940,725	283,119
IFB Ser. 05-113, Class AI, IO, 2.358s, 2036	698,968	62,845
IFB Ser. 05-113, Class DI, IO, 2.358s, 2036	22,257,317	1,698,318
IFB Ser. 05-52, Class DC, IO, 2.328s, 2035	1,765,002	199,751
IFB Ser. 06-60, Class SI, IO, 2.278s, 2036	3,917,686	341,334
IFB Ser. 04-24, Class CS, IO, 2.278s, 2034	4,144,410	344,165
IFB Ser. 07-W7, Class 3A2, IO, 2.258s, 2037	5,318,982	351,903
IFB Ser. 03-122, Class SA, IO, 2.228s, 2028	5,378,803	309,972
IFB Ser. 03-122, Class SJ, IO, 2.228s, 2028	5,675,222	331,703
Ser. 03-W12, Class 2, IO, 2.226s, 2043	7,707,729	443,985
IFB Ser. 06-60, Class DI, IO, 2.198s, 2035	2,038,701	138,791
IFB Ser. 04-60, Class SW, IO, 2.178s, 2034	7,658,060	666,830
IFB Ser. 05-65, Class KI, IO, 2.128s, 2035	14,983,379	1,015,121
Ser. 03-W10, Class 3, IO, 1.932s, 2043	6,097,245	303,539
Ser. 03-W10, Class 1, IO, 1.928s, 2043	24,099,898	1,186,345
IFB Ser. 07-54, Class CI, IO, 1.888s, 2037	2,493,502	188,781
IFB Ser. 07-39, Class PI, IO, 1.888s, 2037	2,511,493	170,258
IFB Ser. 07-30, Class WI, IO, 1.888s, 2037	21,474,900	1,399,732
IFB Ser. 07-W4, Class 3A2, IO, 1.878s, 2037	13,144,184	780,086
IFB Ser. 07-28, Class SE, IO, 1.878s, 2037	2,667,101	192,244
IFB Ser. 06-128, Class SH, IO, 1.878s, 2037	3,074,771	202,645
IFB Ser. 06-56, Class SM, IO, 1.878s, 2036	7,703,049	523,548
IFB Ser. 06-12, Class SD, IO, 1.878s, 2035	11,316,275	887,388
IFB Ser. 05-73, Class SI, IO, 1.878s, 2035	1,664,881	102,656
IFB Ser. 05-17, Class ES, IO, 1.878s, 2035	3,403,664	238,928
IFB Ser. 05-17, Class SY, IO, 1.878s, 2035	1,563,061	109,668
IFB Ser. 07-W5, Class 2A2, IO, 1.868s, 2037	1,272,516	54,966
IFB Ser. 07-30, Class IE, IO, 1.868s, 2037	7,092,273	605,136
IFB Ser. 06-123, Class CI, IO, 1.868s, 2037	6,075,066	445,866
IFB Ser. 06-123, Class UI, IO, 1.868s, 2037	2,654,728	188,807

IFB Ser. 05-82, Class SY, IO, 1.858s, 2035	6,800,828	416,620
IFB Ser. 05-45, Class SR, IO, 1.848s, 2035	9,360,696	570,115
IFB Ser. 07-15, Class BI, IO, 1.828s, 2037	4,489,280	314,333
IFB Ser. 06-23, Class SC, IO, 1.828s, 2036	3,652,454	258,357
IFB Ser. 06-16, Class SM, IO, 1.828s, 2036	2,342,546	165,110
IFB Ser. 05-95, Class CI, IO, 1.828s, 2035	3,843,119	285,201
IFB Ser. 05-84, Class SG, IO, 1.828s, 2035	6,376,250	482,273
IFB Ser. 05-54, Class SA, IO, 1.828s, 2035	6,689,515	418,582
IFB Ser. 05-23, Class SG, IO, 1.828s, 2035	5,058,744	381,373
IFB Ser. 05-104, Class NI, IO, 1.828s, 2035	4,424,157	322,376
IFB Ser. 05-17, Class SA, IO, 1.828s, 2035	4,396,137	344,254
IFB Ser. 05-17, Class SE, IO, 1.828s, 2035	4,783,638	370,240
IFB Ser. 05-57, Class DI, IO, 1.828s, 2035	10,345,822	662,430
IFB Ser. 05-104, Class SI, IO, 1.828s, 2033	4,755,038	310,366
IFB Ser. 05-83, Class QI, IO, 1.818s, 2035	1,031,520	84,061
IFB Ser. 06-128, Class GS, IO, 1.808s, 2037	2,844,805	210,184
IFB Ser. 05-83, Class SL, IO, 1.798s, 2035	11,256,735	735,408
Ser. 06-116, Class ES, IO, 1.778s, 2036	1,860,525	113,061
IFB Ser. 07-63, Class SB, IO, 1.778s, 2037	18,872,930	1,083,863
IFB Ser. 06-114, Class IS, IO, 1.778s, 2036	3,128,201	203,495
IFB Ser. 06-115, Class GI, IO, 1.768s, 2036	2,728,259	193,385
IFB Ser. 06-115, Class IE, IO, 1.768s, 2036	2,327,406	169,238
IFB Ser. 06-117, Class SA, IO, 1.768s, 2036	3,551,337	227,609
IFB Ser. 06-121, Class SD, IO, 1.768s, 2036	5,910,436	383,899
IFB Ser. 06-109, Class SG, IO, 1.758s, 2036	4,161,074	273,458
IFB Ser. 06-104, Class IM, IO, 1.748s, 2036	876,718	58,790
IFB Ser. 06-104, Class SY, IO, 1.748s, 2036	1,938,203	119,310
IFB Ser. 06-109, Class SH, IO, 1.748s, 2036	2,981,021	235,235
Ser. 06-104, Class SG, IO, 1.728s, 2036	3,864,246	242,752
IFB Ser. 07-W6, Class 4A2, IO, 1.728s, 2037	11,621,257	697,804
IFB Ser. 06-128, Class SC, IO, 1.728s, 2037	10,056,851	668,233
IFB Ser. 06-44, Class IS, IO, 1.728s, 2036	4,250,100	267,211
IFB Ser. 06-45, Class SM, IO, 1.728s, 2036	4,763,076	264,665
IFB Ser. 06-8, Class JH, IO, 1.728s, 2036	10,721,516	788,318
IFB Ser. 05-122, Class SG, IO, 1.728s, 2035	2,358,716	164,903
IFB Ser. 05-95, Class OI, IO, 1.718s, 2035	575,249	48,356
IFB Ser. 06-92, Class JI, IO, 1.708s, 2036	2,101,213	138,125
IFB Ser. 06-92, Class LI, IO, 1.708s, 2036	3,437,946	224,480
IFB Ser. 06-96, Class ES, IO, 1.708s, 2036	3,826,501	246,043
IFB Ser. 06-99, Class AS, IO, 1.708s, 2036	2,466,663	167,022
IFB Ser. 06-85, Class TS, IO, 1.688s, 2036	5,433,050	330,303
IFB Ser. 06-61, Class SE, IO, 1.678s, 2036	5,214,686	301,842
IFB Ser. 07-75, Class PI, IO, 1.668s, 2037	4,056,029	246,100
IFB Ser. 07-76, Class SA, IO, 1.668s, 2037	3,620,849	183,996
IFB Ser. 07-W7, Class 2A2, IO, 1.658s, 2037	9,238,148	538,756
Ser. 03-W8, Class 12, IO, 1.638s, 2042	24,857,748	1,136,027
IFB Ser. 07-90, Class S, IO, 1.638s, 2037	6,418,035	257,724
Ser. 06-94, Class NI, IO, 1.628s, 2036	1,881,840	113,715
IFB Ser. 07-W8, Class 2A2, IO, 1.578s, 2037	6,243,677	351,034
IFB Ser. 06-70, Class WI, IO, 1.578s, 2036	2,317,109	99,201
IFB Ser. 07-30, Class JS, IO, 1.568s, 2037	6,259,588	388,012
IFB Ser. 07-30, Class LI, IO, 1.568s, 2037	9,408,151	610,059
IFB Ser. 07-W4, Class 2A2, IO, 1.548s, 2037	15,246,311	802,810
IFB Ser. 07-54, Class IA, IO, 1.538s, 2037	3,259,311	208,059
IFB Ser. 07-54, Class IB, IO, 1.538s, 2037	3,259,311	208,059
IFB Ser. 07-54, Class IC, IO, 1.538s, 2037	3,259,311	208,059
IFB Ser. 07-54, Class ID, IO, 1.538s, 2037	3,259,311	208,059
IFB Ser. 07-54, Class IE, IO, 1.538s, 2037	3,259,311	208,059
IFB Ser. 07-54, Class IF, IO, 1.538s, 2037	4,849,571	309,574
IFB Ser. 07-54, Class UI, IO, 1.538s, 2037	3,805,925	259,854
IFB Ser. 07-56, Class SA, IO, 1.538s, 2037	2,461,546	122,093
IFB Ser. 07-91, Class AS, IO, 1.528s, 2037	2,640,959	155,418
IFB Ser. 07-91, Class HS, IO, 1.528s, 2037	2,801,398	164,385
IFB Ser. 07-15, Class CI, IO, 1.508s, 2037	11,175,388	698,303
IFB Ser. 06-123, Class BI, IO, 1.508s, 2037	14,753,732	893,737
IFB Ser. 06-115, Class JI, IO, 1.508s, 2036	8,136,470	508,701
IFB Ser. 07-103, Class AI, IO, 1.465s, 2037	15,914,632	920,065
IFB Ser. 06-123, Class LI, IO, 1.448s, 2037	5,462,992	320,549
IFB Ser. 07-39, Class AI, IO, 1.248s, 2037	5,752,842	306,263
IFB Ser. 07-32, Class SD, IO, 1.238s, 2037	3,876,379	195,919
IFB Ser. 07-33, Class SD, IO, 1.238s, 2037	10,952,455	569,004
IFB Ser. 07-30, Class UI, IO, 1.228s, 2037	3,200,134	173,671
IFB Ser. 07-32, Class SC, IO, 1.228s, 2037	5,146,718	256,687
IFB Ser. 07-1, Class CI, IO, 1.228s, 2037	3,762,754	197,832
IFB Ser. 05-74, Class SE, IO, 1.228s, 2035	13,960,101	620,649
IFB Ser. 05-82, Class SI, IO, 1.228s, 2035	13,073,881	582,482
IFB Ser. 07-W4, Class 1A2, IO, 1.218s, 2037	44,794,450	2,066,043
IFB Ser. 07-W5, Class 1A2, IO, 1.208s, 2037	6,928,144	247,509
IFB Ser. 07-4, Class PS, IO, 1.183s, 2037	14,231,543	653,205
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	7,655,326	293,199
IFB Ser. 05-58, Class IK, IO, 1.128s, 2035	4,317,620	256,179
IFB Ser. 07-75, Class ID, IO, 0.998s, 2037	3,072,494	151,525
Ser. 03-T2, Class 2, IO, 0.819s, 2042	35,471,588	769,638
Ser. 03-W6, Class 51, IO, 0.685s, 2042	10,401,965	165,440
Ser. 03-W3, Class 2IO1, IO, 0.68s, 2042	3,312,328	61,264
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	13,360,920	555,313
Ser. 01-T12, Class IO, 0.565s, 2041	21,059,602	254,735
Ser. 03-W2, Class 1, IO, 0.47s, 2042	18,989,961	209,607
Ser. 02-T4, IO, 0.452s, 2041	7,544,428	71,994
Ser. 03-W3, Class 1, IO, 0.442s, 2042	25,352,313	337,738
Ser. 02-T1, Class IO, IO, 0.428s, 2031	20,200,090	196,843
Ser. 03-W6, Class 3, IO, 0.367s, 2042	14,016,092	137,505
Ser. 03-W6, Class 23, IO, 0.351s, 2042	15,011,341	141,844
Ser. 03-W4, Class 3A, IO, 0.344s, 2042	13,459,799	129,326
Ser. 01-79, Class BI, IO, 0.34s, 2045	3,854,611	28,288
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036	30,957	30,630
Ser. 372, Class 1, PO, zero %, 2036	19,543,585	14,916,723

Ser. 06-56, Class XF, zero %, 2036	238,805	239,770
Ser. 04-38, Class AO, PO, zero %, 2034	4,146,530	2,977,673
Ser. 04-61, Class CO, PO, zero %, 2031	3,034,843	2,481,803
Ser. 07-31, Class TS, IO, zero %, 2009	9,378,331	113,819
Ser. 07-15, Class IM, IO, zero %, 2009	3,667,243	41,351
Ser. 07-16, Class TS, IO, zero %, 2009	14,946,622	173,790
FRB Ser. 07-76, Class SF, zero %, 2037	201,126	204,376
FRB Ser. 06-115, Class SN, zero %, 2036	1,265,371	1,328,050
FRB Ser. 06-104, Class EK, zero %, 2036	334,208	335,199
FRB Ser. 05-117, Class GF, zero %, 2036	250,950	226,129
FRB Ser. 05-65, Class ER, zero %, 2035	2,572,480	2,481,338
FRB Ser. 05-57, Class UL, zero %, 2035	2,465,400	2,426,357
FRB Ser. 05-36, Class QA, zero %, 2035	475,135	432,449
FRB Ser. 05-65, Class CU, zero %, 2034	339,043	405,549
FRB Ser. 05-81, Class DF, zero %, 2033	278,157	288,152
FRB Ser. 06-1, Class HF, zero %, 2032	254,797	247,850
IFB Ser. 06-75, Class FY, zero %, 2036	596,984	614,430
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	209,028	223,242
Ser. T-58, Class 4A, 7 1/2s, 2043	535,942	566,713
Ser. T-51, Class 2A, 7 1/2s, 2042	555,442	583,643
Ser. T-42, Class A5, 7 1/2s, 2042	885,397	935,422
Ser. T-60, Class 1A2, 7s, 2044	3,835,558	4,016,975
Ser. T-41, Class 2A, 7s, 2032	87,133	90,563
Ser. T-56, Class A, IO, 0.524s, 2043	8,896,873	127,520
Ser. T-56, Class 3, IO, 0.379s, 2043	10,829,690	75,808
Ser. T-56, Class 1, IO, 0.284s, 2043	13,616,938	54,468
Ser. T-56, Class 2, IO, 0.03s, 2043	12,481,871	12,482
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	4,644,818	5,004,241
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.685s, 2033	30,553,938	1,340,823
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	2,926,772
Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	907,720
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	3,410,000	3,579,477
Freddie Mac
IFB Ser. 3339, Class JS, 9.742s, 2037	1,333,924	1,536,205
IFB Ser. 3339, Class WS, 9.721s, 2037	1,468,392	1,775,098
IFB Ser. 3355, Class KS, 9.174s, 2037	1,416,915	1,522,298
IFB Ser. 3202, Class PS, 8.692s, 2036	1,011,153	1,153,007
IFB Ser. 3349, Class SA, 8.453s, 2037	5,031,280	5,633,116
IFB Ser. 3331, Class SE, 8.453s, 2037	1,266,387	1,385,665
IFB Ser. 3182, Class PS, 8.235s, 2032	2,229,132	2,520,994
IFB Ser. 3202, Class HM, 7.794s, 2036	661,897	737,008
IFB Ser. 3153, Class SX, 7.794s, 2036	870,032	963,679
IFB Ser. 3081, Class DC, 6.249s, 2035	1,421,816	1,484,377
IFB Ser. 3114, Class GK, 6.035s, 2036	924,813	961,913
Ser. 3382, Class SB, IO, 6s, 2037 (FWC)	7,203,000	220,771
IFB Ser. 2976, Class KL, 5.715s, 2035	2,639,093	2,715,357
IFB Ser. 3149, Class SU, 5.662s, 2036	1,111,900	1,089,009
IFB Ser. 2990, Class DP, 5.605s, 2034	2,255,251	2,303,582
IFB Ser. 2979, Class AS, 5.605s, 2034	642,588	650,152
IFB Ser. 3153, Class UT, 5.349s, 2036	513,555	509,126
IFB Ser. 3065, Class DC, 4.586s, 2035	2,258,459	2,167,252
IFB Ser. 3360, Class SC, 4.348s, 2037	2,079,548	1,989,820
IFB Ser. 2990, Class LB, 3.933s, 2034	2,778,294	2,618,578
IFB Ser. 2990, Class WP, 3.893s, 2035	1,670,716	1,640,716
IFB Ser. 2927, Class SI, IO, 3.409s, 2035	3,770,284	455,444
IFB Ser. 2828, Class GI, IO, 2.409s, 2034	4,332,746	431,689
IFB Ser. 3184, Class SP, IO, 2.259s, 2033	3,943,123	314,588
IFB Ser. 2869, Class SH, IO, 2.209s, 2034	2,081,978	137,442
IFB Ser. 2869, Class JS, IO, 2.159s, 2034	9,926,508	643,038
IFB Ser. 3203, Class SH, IO, 2.049s, 2036	2,239,763	203,713
IFB Ser. 2755, Class SG, IO, 2.009s, 2031	4,331,898	312,616
IFB Ser. 2815, Class PT, IO, 1.959s, 2032	4,306,577	323,854
IFB Ser. 2828, Class TI, IO, 1.959s, 2030	2,032,954	142,584
IFB Ser. 3297, Class BI, IO, 1.669s, 2037	9,752,191	726,628
IFB Ser. 3284, Class IV, IO, 1.659s, 2037	2,494,135	197,667
IFB Ser. 3287, Class SD, IO, 1.659s, 2037	3,914,887	277,479
IFB Ser. 3281, Class BI, IO, 1.659s, 2037	1,909,263	135,368
IFB Ser. 3028, Class ES, IO, 1.659s, 2035	11,093,064	825,052
IFB Ser. 2922, Class SE, IO, 1.659s, 2035	5,367,863	335,921
IFB Ser. 3045, Class DI, IO, 1.639s, 2035	18,227,670	1,149,032
Ser. 3236, Class ES, IO, 1.609s, 2036	3,644,522	234,611
IFB Ser. 3136, Class NS, IO, 1.609s, 2036	6,027,006	388,801
IFB Ser. 3118, Class SD, IO, 1.609s, 2036	8,567,930	502,004
IFB Ser. 3054, Class CS, IO, 1.609s, 2035	2,238,746	116,999
IFB Ser. 3107, Class DC, IO, 1.609s, 2035	10,810,349	832,031
IFB Ser. 3129, Class SP, IO, 1.609s, 2035	4,354,192	236,336
IFB Ser. 3066, Class SI, IO, 1.609s, 2035	7,274,371	542,746
IFB Ser. 2927, Class ES, IO, 1.609s, 2035	2,988,188	166,467
IFB Ser. 2950, Class SM, IO, 1.609s, 2016	5,742,117	364,591
IFB Ser. 3256, Class S, IO, 1.599s, 2036	4,370,608	324,896
IFB Ser. 3031, Class BI, IO, 1.599s, 2035	2,063,235	167,382
IFB Ser. 3244, Class SB, IO, 1.569s, 2036	2,737,073	186,538
IFB Ser. 3244, Class SG, IO, 1.569s, 2036	3,148,335	221,809
IFB Ser. 3326, Class GS, IO, 1.559s, 2037	14,656,171	812,658
IFB Ser. 3236, Class IS, IO, 1.559s, 2036	5,129,504	337,044
IFB Ser. 3147, Class SH, IO, 1.559s, 2036	9,442,934	687,314
IFB Ser. 2962, Class BS, IO, 1.559s, 2035	12,497,372	754,268
IFB Ser. 3114, Class TS, IO, 1.559s, 2030	13,946,379	800,457
IFB Ser. 3128, Class JI, IO, 1.539s, 2036	6,401,076	458,165
IFB Ser. 2990, Class LI, IO, 1.539s, 2034	4,065,876	296,455

IFB Ser. 3240, Class S, IO, 1.529s, 2036	9,465,008	645,250
IFB Ser. 3229, Class BI, IO, 1.529s, 2036	728,106	44,426
IFB Ser. 3153, Class JI, IO, 1.529s, 2036	4,755,746	279,552
IFB Ser. 3065, Class DI, IO, 1.529s, 2035	1,581,782	127,549
IFB Ser. 3145, Class GI, IO, 1.509s, 2036	5,240,095	395,251
IFB Ser. 3114, Class GI, IO, 1.509s, 2036	2,208,094	180,358
IFB Ser. 3218, Class AS, IO, 1.489s, 2036	3,440,123	208,419
IFB Ser. 3221, Class SI, IO, 1.489s, 2036	4,138,783	262,954
IFB Ser. 3153, Class UI, IO, 1.479s, 2036	3,841,486	307,652
IFB Ser. 3202, Class PI, IO, 1.449s, 2036	11,250,465	721,495
IFB Ser. 3355, Class MI, IO, 1.409s, 2037	2,850,565	167,671
IFB Ser. 3355, Class LI, IO, 1.409s, 2037	3,481,935	150,141
IFB Ser. 3201, Class SG, IO, 1.409s, 2036	5,229,669	331,981
IFB Ser. 3203, Class SE, IO, 1.409s, 2036	4,698,310	293,614
IFB Ser. 3171, Class PS, IO, 1.394s, 2036	4,310,405	277,456
IFB Ser. 3152, Class SY, IO, 1.389s, 2036	4,832,338	340,805
IFB Ser. 3284, Class BI, IO, 1.359s, 2037	3,112,817	185,668
IFB Ser. 3199, Class S, IO, 1.359s, 2036	2,624,369	157,622
IFB Ser. 3284, Class LI, IO, 1.349s, 2037	12,515,245	797,764
IFB Ser. 3281, Class AI, IO, 1.339s, 2037	11,281,444	720,242
IFB Ser. 3311, Class IA, IO, 1.319s, 2037	4,597,211	303,603
IFB Ser. 3311, Class IB, IO, 1.319s, 2037	4,597,211	303,603
IFB Ser. 3311, Class IC, IO, 1.319s, 2037	4,597,211	303,603
IFB Ser. 3311, Class ID, IO, 1.319s, 2037	4,597,211	303,603
IFB Ser. 3311, Class IE, IO, 1.319s, 2037	6,561,350	433,316
IFB Ser. 3274, Class JS, IO, 1.319s, 2037	8,844,287	476,117
IFB Ser. 3240, Class GS, IO, 1.289s, 2036	5,716,548	353,881
IFB Ser. 3339, Class TI, IO, 1.049s, 2037	4,846,775	270,751
IFB Ser. 3288, Class SJ, IO, 1.039s, 2037	5,150,271	240,456
IFB Ser. 3284, Class CI, IO, 1.029s, 2037	8,585,822	462,609
IFB Ser. 3291, Class SA, IO, 1.019s, 2037	5,482,950	279,269
IFB Ser. 3016, Class SQ, IO, 1.019s, 2035	4,279,909	167,699
IFB Ser. 3284, Class WI, IO, 1.009s, 2037	14,245,035	743,320
IFB Ser. 3286, Class SA, IO, 1.009s, 2037	6,185,975	262,900
IFB Ser. 3235, Class SA, IO, 0.859s, 2036	2,442,248	101,988
Ser. 246, PO, zero %, 2037	14,344,648	10,994,109
Ser. 3300, PO, zero %, 2037	2,511,895	1,974,724
Ser. 242, PO, zero %, 2036	44,520,743	34,161,141
Ser. 239, PO, zero %, 2036	8,846,512	6,700,994
Ser. 236, PO, zero %, 2036	5,257,772	4,029,122
FRB Ser. 3349, Class DO, zero %, 2037	553,836	544,212
FRB Ser. 3327, Class YF, zero %, 2037	1,069,954	1,076,588
FRB Ser. 3326, Class XF, zero %, 2037	1,559,717	1,497,432
FRB Ser. 3326, Class YF, zero %, 2037	4,196,729	4,428,099
FRB Ser. 3263, Class TA, zero %, 2037	354,009	395,734
FRB Ser. 3239, Class BF, zero %, 2036	1,403,756	1,511,946
FRB Ser. 3341, Class FA, zero %, 2036	154,441	150,828
FRB Ser. 3231, Class XB, zero %, 2036	918,650	926,708
FRB Ser. 3283, Class HF, zero %, 2036	162,617	173,326
FRB Ser. 3174, Class SF, zero %, 2036	621,359	632,634
FRB Ser. 3149, Class XF, zero %, 2036	558,669	561,417
FRB Ser. 3231, Class X, zero %, 2036	387,573	410,077
FRB Ser. 3147, Class SF, zero %, 2036	1,573,230	1,608,349
FRB Ser. 3122, Class GF, zero %, 2036	1,115,461	1,129,199
FRB Ser. 3117, Class AF, zero %, 2036	222,294	238,748
FRB Ser. 3326, Class WF, zero %, 2035	2,242,418	2,117,829
FRB Ser. 3036, Class AS, zero %, 2035	200,327	201,128
FRB Ser. 3003, Class XF, zero %, 2035	2,073,158	2,001,737
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.059s, 2045	230,649,037	1,162,241
Ser. 05-C2, Class XC, IO, 0.054s, 2043	85,881,919	623,337
Ser. 07-C1, Class XC, IO, 0.042s, 2019	184,459,196	1,302,869
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.833s, 2036	592,000	611,417
Ser. 97-C1, Class X, IO, 1.315s, 2029	4,203,618	239,077
Ser. 05-C1, Class X1, IO, 0.166s, 2043	93,638,134	1,254,564
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	1,639,455
Ser. 06-C1, Class XC, IO, 0.056s, 2045	127,903,788	849,409
Government National Mortgage Association
IFB Ser. 06-17, Class SN, 32.891s, 2035	139,138	309,892
IFB Ser. 07-26, Class WS, 14.43s, 2037	3,494,338	4,733,785
IFB Ser. 07-38, Class AS, 11.2s, 2037	3,211,397	3,856,698
IFB Ser. 07-44, Class SP, 10.343s, 2036	1,492,709	1,722,237
IFB Ser. 06-34, Class SA, 9.555s, 2036	375,368	414,864
IFB Ser. 07-51, Class SP, 9.495s, 2037	1,163,784	1,279,852
IFB Ser. 07-35, Class DK, 8.561s, 2035	767,000	848,120
IFB Ser. 07-64, Class AM, 7.45s, 2037	1,800,000	1,852,594
Ser. 07-73, Class KG, IO, 6s, 2037 (FWC)	11,114,000	13,833,596
IFB Ser. 05-7, Class JM, 5.588s, 2034	2,700,067	2,715,056
IFB Ser. 05-66, Class SP, 3.967s, 2035	1,360,695	1,285,753
IFB Ser. 06-62, Class SI, IO, 2.383s, 2036	4,022,127	289,390
IFB Ser. 07-1, Class SL, IO, 2.363s, 2037	1,846,810	144,984
IFB Ser. 07-1, Class SM, IO, 2.353s, 2037	1,846,810	144,422
IFB Ser. 07-26, Class SG, IO, 1.853s, 2037	5,219,912	362,704
IFB Ser. 07-9, Class BI, IO, 1.823s, 2037	12,148,546	759,426
IFB Ser. 07-25, Class SA, IO, 1.803s, 2037	4,303,122	253,961
IFB Ser. 07-25, Class SB, IO, 1.803s, 2037	8,392,271	495,294
IFB Ser. 07-26, Class LS, IO, 1.803s, 2037	10,857,240	733,194
IFB Ser. 07-26, Class SA, IO, 1.803s, 2037	12,037,561	694,308
IFB Ser. 07-22, Class S, IO, 1.803s, 2037	2,781,741	212,212
IFB Ser. 07-11, Class SA, IO, 1.803s, 2037	2,852,014	192,243
IFB Ser. 07-14, Class SB, IO, 1.803s, 2037	2,714,859	181,420
IFB Ser. 06-69, Class SA, IO, 1.803s, 2036	6,231,173	380,754
IFB Ser. 07-51, Class SJ, IO, 1.753s, 2037	3,137,473	245,229
IFB Ser. 07-26, Class SD, IO, 1.74s, 2037	5,995,418	393,581
IFB Ser. 07-26, Class SL, IO, 1.74s, 2037	251,203	16,118

IFB Ser. 06-38, Class SG, IO, 1.653s, 2033	12,231,216	561,958
IFB Ser. 07-53, Class SG, IO, 1.603s, 2037	2,244,863	127,277
IFB Ser. 07-48, Class SB, IO, 1.59s, 2037	5,237,924	276,674
IFB Ser. 07-53, Class ES, IO, 1.553s, 2037	3,566,733	168,817
IFB Ser. 07-58, Class PS, IO, 1.55s, 2037	5,331,000	393,161
IFB Ser. 07-59, Class SP, IO, 1.54s, 2037	4,900,000	330,750
IFB Ser. 07-59, Class PS, IO, 1.54s, 2037	2,417,000	165,036
IFB Ser. 07-9, Class DI, IO, 1.513s, 2037	6,138,938	331,724
IFB Ser. 07-53, Class SC, IO, 1.503s, 2037	4,084,312	170,618
IFB Ser. 06-28, Class GI, IO, 1.503s, 2035	4,318,284	230,068
IFB Ser. 07-64, Class AI, IO, 1.49s, 2037	14,200,000	720,043
IFB Ser. 07-9, Class AI, IO, 1.44s, 2037	4,700,378	287,206
IFB Ser. 07-36, Class SY, IO, 1.41s, 2037	3,782,228	207,179
IFB Ser. 07-57, Class QA, IO, 1.38s, 2037	7,650,000	394,453
IFB Ser. 07-61, Class SA, IO, 1.369s, 2037	4,072,000	221,482
IFB Ser. 05-65, Class SI, IO, 1.353s, 2035	4,839,368	264,847
IFB Ser. 07-58, Class SA, IO, 1.35s, 2037	10,369,000	560,579
IFB Ser. 07-58, Class SC, IO, 1.35s, 2037	6,525,000	293,625
IFB Ser. 07-58, Class SD, IO, 1.34s, 2037	6,132,000	271,691
IFB Ser. 07-59, Class SD, IO, 1.34s, 2037	9,750,000	501,211
IFB Ser. 06-14, Class S, IO, 1.253s, 2036	4,206,296	202,653
IFB Ser. 06-11, Class ST, IO, 1.243s, 2036	2,610,671	123,428
IFB Ser. 07-27, Class SD, IO, 1.203s, 2037	3,053,338	135,610
IFB Ser. 07-19, Class SJ, IO, 1.203s, 2037	5,210,177	225,582
IFB Ser. 07-23, Class ST, IO, 1.203s, 2037	6,245,589	243,283
IFB Ser. 07-8, Class SA, IO, 1.203s, 2037	11,105,714	545,145
IFB Ser. 07-9, Class CI, IO, 1.203s, 2037	7,989,175	353,422
IFB Ser. 07-7, Class EI, IO, 1.203s, 2037	5,302,223	223,078
IFB Ser. 07-1, Class S, IO, 1.203s, 2037	6,856,261	299,998
IFB Ser. 07-3, Class SA, IO, 1.203s, 2037	6,534,051	282,972
IFB Ser. 07-21, Class S, IO, 1.14s, 2037	6,426,353	311,882
IFB Ser. 07-31, Class AI, IO, 1.12s, 2037	3,089,234	229,762
IFB Ser. 07-43, Class SC, IO, 1.04s, 2037	4,197,716	172,092
FRB Ser. 07-49, Class UF, zero %, 2037	386,341	384,607
FRB Ser. 07-35, Class UF, zero %, 2037	447,044	478,388
FRB Ser. 07-22, Class TA, zero %, 2037	375,493	403,097
FRB Ser. 98-2, Class EA, PO, zero %, 2028	108,136	87,547
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	26,437,323	989,334
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.473s, 2045	6,901,813	161,761
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	2,106,000	2,066,842
Ser. 05-GG5, Class XC, IO, 0.05s, 2037	184,051,468	718,951
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.324s, 2039	29,446,008	667,136
Ser. 05-GG3, Class XC, IO, 0.142s, 2042	137,413,706	2,147,089
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	2,285,000	2,318,552
FRB Ser. 07-GG10, Class AM, 5.993s, 2045	8,130,000	8,221,145
Ser. 06-GG8, Class A4, 5.56s, 2039	4,326,000	4,326,346
Ser. 04-GG2, Class A6, 5.396s, 2038	3,745,000	3,741,480
Ser. 05-GG4, Class A4, 4.761s, 2039	197,000	187,898
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.341s, 2015	565,000	562,175
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,285,936
FRB Ser. 07-EOP, Class J, 5.972s, 2009	428,000	414,090
Ser. 03-C1, Class X1, IO, 0.529s, 2040	23,871,312	432,292
Ser. 05-GG4, Class XC, IO, 0.178s, 2039	107,656,146	1,757,823
Ser. 04-C1, Class X1, IO, 0.158s, 2028	34,713,504	193,907
Ser. 06-GG6, Class XC, IO, 0.038s, 2038	52,814,033	160,918
GSMPS Mortgage Loan Trust 144A IFB Ser. 04-4,
Class 1AS, IO, 0.6s, 2034	12,261,688	543,765
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.836s, 2035 (F)	1,827,852	1,810,288
IFB Ser. 06-4F, Class 4A2, IO, 2.278s, 2036	2,404,349	120,911
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	911,000	975,016
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	12,397,000	12,735,934
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	26,282,000	26,799,493
Ser. 07-CB20, Class A3, 5.863s, 2051	5,740,000	5,791,143
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	2,850,000	2,890,556
FRB Ser. 07-LD11, Class AM, 6.007s, 2049	3,643,000	3,678,847
Ser. 06-CB15, Class A4, 5.814s, 2043	4,443,000	4,501,515
Ser. 07-CB20, Class A4, 5.794s, 2051	6,888,000	7,007,438
Ser. 06-CB16, Class A4, 5.552s, 2045	4,616,000	4,589,320
Ser. 06-CB14, Class A4, 5.481s, 2044	4,125,000	4,097,940
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	3,708,000	3,604,881
Ser. 06-CB14, Class AM, 5.441s, 2044	5,502,000	5,446,485
FRB Ser. 04-PNC1, Class A4, 5.541s, 2041	75,000	75,002
Ser. 05-CB12, Class A4, 4.895s, 2037	198,000	190,446
Ser. 04-C3, Class A5, 4.878s, 2042	189,000	182,130
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,890,686
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	35,069,521	1,388,753
Ser. 06-CB17, Class X, IO, 0.514s, 2043	42,909,182	1,582,491
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	9,829,328	299,598
Ser. 07-LDPX, Class X, IO, 0.348s, 2049	54,574,904	1,225,752
Ser. 06-CB16, Class X1, IO, 0.057s, 2045	40,016,882	592,250
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	228,830,738	214,529
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 06-FL2A, Class X1, IO, 0.855s, 2018	14,310,039	21,465
Ser. 03-ML1A, Class X1, IO, 0.616s, 2039	47,399,930	1,521,982
Ser. 05-LDP2, Class X1, IO, 0.11s, 2042	166,725,990	2,767,912
Ser. 05-LDP1, Class X1, IO, 0.096s, 2046	55,124,970	501,723
Ser. 05-CB12, Class X1, IO, 0.096s, 2037	54,613,012	524,797
Ser. 05-LDP3, Class X1, IO, 0.062s, 2042	81,923,717	620,829

Ser. 06-LDP6, Class X1, IO, 0.05s, 2043	68,479,026	361,120
Ser. 07-CB20, Class X1, IO, 0.049s, 2051	89,186,000	1,156,742
Ser. 05-LDP5, Class X1, IO, 0.044s, 2044	345,521,823	1,592,641
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	725,553
Ser. 99-C1, Class G, 6.41s, 2031	765,731	799,349
Ser. 98-C4, Class G, 5.6s, 2035	634,000	639,119
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,022,433
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	67,000	69,057
Ser. 07-C6, Class AM, 6.114s, 2017	8,595,000	8,742,731
Ser. 07-C6, Class A2, 5.845s, 2012	8,188,000	8,390,145
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,679,550
Ser. 07-C2, Class XW, IO, 0.536s, 2040	11,769,384	458,641
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.908s, 2037	27,478,459	408,613
Ser. 06-C7, Class XW, IO, 0.719s, 2038	30,480,733	1,360,294
Ser. 05-C3, Class XCL, IO, 0.174s, 2040	66,947,873	1,402,404
Ser. 05-C2, Class XCL, IO, 0.146s, 2040	123,628,240	1,331,441
Ser. 05-C5, Class XCL, IO, 0.12s, 2020	69,873,784	974,321
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	83,239,131	710,853
Ser. 06-C1, Class XCL, IO, 0.068s, 2041	66,787,147	706,953
Ser. 07-C2, Class XCL, IO, 0.065s, 2040	101,135,334	1,632,828
Ser. 06-C7, Class XCL, IO, 0.064s, 2038	47,086,706	813,611
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 6.041s, 2017	733,000	725,670
FRB Ser. 05-LLFA, 5.891s, 2018	423,000	421,943
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 11.685s, 2036	829,601	940,684
IFB Ser. 07-5, Class 4A3, 10.845s, 2036	2,191,292	2,433,881
IFB Ser. 06-7, Class 4A2, IO, 2.878s, 2036	3,586,007	235,335
IFB Ser. 07-5, Class 8A2, IO, 2.848s, 2036	3,764,431	228,620
Ser. 07-1, Class 3A2, IO, 2.378s, 2037	3,974,032	299,780
IFB Ser. 06-9, Class 3A2, IO, 2.358s, 2037	2,510,950	173,241
IFB Ser. 07-4, Class 3A2, IO, 2.328s, 2037	3,310,807	196,341
IFB Ser. 06-5, Class 2A2, IO, 2.278s, 2036	7,681,946	414,723
IFB Ser. 07-2, Class 2A13, IO, 1.818s, 2037	5,626,620	331,548
IFB Ser. 07-4, Class 2A2, IO, 1.798s, 2037	12,985,182	746,417
IFB Ser. 07-1, Class 2A3, IO, 1.758s, 2037	6,700,852	424,081
Ser. 06-9, Class 2A3, IO, 1.748s, 2036	8,297,021	510,369
IFB Ser. 06-9, Class 2A2, IO, 1.748s, 2037	5,840,869	360,085
IFB Ser. 06-7, Class 2A4, IO, 1.678s, 2036	11,871,433	525,629
IFB Ser. 06-7, Class 2A5, IO, 1.678s, 2036	10,761,527	614,348
IFB Ser. 06-6, Class 1A2, IO, 1.628s, 2036	4,437,635	198,204
IFB Ser. 06-6, Class 1A3, IO, 1.628s, 2036	6,150,148	314,217
IFB Ser. 06-6, Class 5A2, IO, 1.628s, 2036	4,108,924	117,941
IFB Ser. 07-5, Class 10A2, IO, 1.468s, 2037	6,464,107	256,724
IFB Ser. 06-5, Class 1A3, IO, 0.528s, 2036	2,060,962	19,326
IFB Ser. 06-4, Class 1A3, IO, 0.528s, 2036	1,719,989	23,265
IFB Ser. 06-7, Class 1A3, IO, 0.478s, 2036	5,012,046	54,214
IFB Ser. 06-9, Class 1A6, IO, 0.278s, 2037	4,226,249	35,257
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	5,162,000	5,086,183
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.266s, 2034	215,468	212,107
FRB Ser. 04-13, Class 3A6, 3.786s, 2034	2,253,000	2,195,893
Ser. 06-OA1, Class X, IO, 2.092s, 2046	4,983,391	149,502
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,297,527	40,207
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	5,905,740	22,147
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	89,585,663	1,287,794
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO, 6.166s, 2022	10,040,000	1,124
FRB Ser. 06-1, Class TM, 5.591s, 2022	1,019,621	1,021,791
Ser. 06-1, Class X1A, IO, 1.844s, 2022	21,022,983	281,708
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.904s, 2030	644,000	694,616
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035	3,781,543	3,766,646
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.83s, 2050	1,576,000	1,603,387
FRB Ser. 07-C1, Class A4, 5.83s, 2050	1,777,000	1,804,114
FRB Ser. 07-C1, Class AM, 6.023s, 2050	1,644,000	1,652,173
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	193,000	185,964
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	187,000	178,426
Ser. 05-MCP1, Class XC, IO, 0.091s, 2043	70,372,178	907,141
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.247s, 2039	16,449,693	347,628
Ser. 05-LC1, Class X, IO, 0.236s, 2044	36,879,702	302,529
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049	2,784,000	2,841,922
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	30,099,635	143,444
Ser. 06-3, Class XC, IO, 0.055s, 2046	53,163,493	813,401
Ser. 07-7, Class X, IO, 0.02s, 2050	192,887,000	723,326
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.798s, 2037	3,076,029	914,157
Ser. 04-C2, Class X, IO, 6.004s, 2040	2,508,217	722,680
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,848,194	793,934
Ser. 06-C4, Class X, IO, 5.095s, 2016	8,768,000	2,850,582
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1 5/8s, 2043	10,497,183	554,776
Morgan Stanley Capital I
FRB Ser. 06-IQ11, Class A4, 5.944s, 2042	4,443,000	4,541,631
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	1,732,000	1,720,767
Ser. 07-HQ11, Class A4, 5.447s, 2044	3,674,000	3,637,403

Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,963,000	3,906,172
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,047,000	1,991,240
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	482,000	483,417
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	722,620
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	1,094,834
Ser. 05-HQ6, Class X1, IO, 0.1s, 2042	76,200,594	769,762
Ser. 05-HQ5, Class X1, IO, 0.095s, 2042 (F)	22,805,613	170,443
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.085s, 2030	1,020,000	1,034,219
Permanent Financing PLC FRB Ser. 8, Class 2C, 6.124s,
2042 (United Kingdom)	2,054,000	2,042,202
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	3,964,660
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	431,162
Ser. 00-C2, Class J, 6.22s, 2033	1,113,000	1,123,941
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 1.818s, 2037	13,202,908	773,728
IFB Ser. 06-A7CB, Class 1A6, IO, 0.678s, 2036	1,229,670	20,099
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	2,669,803	2,533,384
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.772s, 2036	24,009,184	1,133,962
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	612,207
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	703,478
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	460,698
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	309,408
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 7.22s, 2034	15,484	15,661
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	10,933,141	11,034,819
FRB Ser. 05-18, Class 6A1, 5.249s, 2035 (F)	2,127,967	2,125,456
Ser. 05-9, Class AX, IO, 1.177s, 2035	23,206,331	364,339
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.378s, 2037	53,345,270	2,465,546
Ser. 07-4, Class 1A4, IO, 1s, 2037	53,345,270	1,641,926
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	2,943,484	246,587
Ser. 07-RF1, Class 1A, IO, 0.674s, 2037	13,133,004	333,945
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	6,904,095	232,906
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	3,055,000	2,955,504
Ser. 06-C28, Class XC, IO, 0.381s, 2048	23,382,821	581,297
Ser. 06-C29, IO, 0.374s, 2048	97,770,205	2,674,015
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.391s, 2018	771,000	769,073
Ser. 03-C3, Class IOI, IO, 0.504s, 2035	16,644,025	486,191
Ser. 07-C31, IO, 0.261s, 2047	91,610,120	1,746,089
Ser. 06-C27, Class XC, IO, 0.063s, 2045	45,695,508	392,981
Ser. 06-C23, Class XC, IO, 0.053s, 2045	90,509,525	539,437
Ser. 06-C26, Class XC, IO, 0.041s, 2045	35,015,383	130,257
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.854s, 2049	15,392,753	677,035
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.955s, 2043	7,684,615	380,327
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	222,000	205,098
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	968,157	156,472
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.188s, 2031 (Cayman Islands)	1,305,000	1,237,710
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.332s, 2036	2,739,155	2,712,032
Ser. 05-AR2, Class 2A1, 4.546s, 2035	1,369,484	1,349,424
Ser. 04-R, Class 2A1, 4.361s, 2034	1,385,116	1,363,258
Ser. 05-AR9, Class 1A2, 4.353s, 2035	1,794,669	1,765,667
Ser. 05-AR12, Class 2A5, 4.318s, 2035	21,411,000	21,027,107
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	344,809

Total collateralized mortgage obligations (cost $836,114,346)		$850,808,349

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, August 20, 2037	$45,545,300	$46,829,819
6 1/2s, TBA, November 1, 2036	7,700,000	7,909,344
		54,739,163

U.S. Government Agency Mortgage Obligations (8.1%)
Federal Home Loan Mortgage Corporation
8 3/4s, with due dates from May 1, 2009 to June 1, 2009	56,720	57,617
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, March 1, 2035	26,942	27,245
5 1/2s, with due dates from June 1, 2035 to
June 1, 2035	2,223,562	2,195,326
5 1/2s, July 1, 2016	348,432	351,733
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to
April 1, 2032	205,044	225,494
8s, with due dates from August 1, 2026 to March 1, 2033	818,500	844,319
7 1/2s, with due dates from August 1, 2028 to
July 1, 2033	501,915	532,587

7s, with due dates from February 1, 2033 to
January 1, 2036	4,063,556	4,232,424
7s, with due dates from July 1, 2014 to
December 1, 2014	631,752	656,637
6 1/2s, with due dates from October 1, 2036 to
September 1, 2037	1,078,180	1,104,208
6 1/2s, with due dates from September 1, 2010 to
May 1, 2011	92,073	94,215
6 1/2s, TBA, December 1, 2036	64,400,000	65,841,452
6 1/2s, TBA, November 1, 2034	72,100,000	73,795,475
6s, with due dates from September 1, 2035 to
September 1, 2037	36,173,177	36,455,229
6s, with due dates from October 1, 2011 to
September 1, 2021	1,362,483	1,386,918
5 1/2s, with due dates from March 1, 2022 to
March 1, 2037	29,594,305	29,480,484
5 1/2s, with due dates from November 1, 2020 to
February 1, 2022	45,555,560	45,687,274
5s, with due dates from June 1, 2021 to May 1, 2036	18,808,992	18,071,069
5s, April 1, 2021	219,125	215,778
4 1/2s, with due dates from July 1, 2020 to
October 1, 2022	63,488,595	61,483,115
4s, with due dates from May 1, 2019 to August 1, 2020	772,320	730,701
		343,469,300

Total U.S. government and agency mortgage obligations (cost $395,628,203)		$398,208,463

CORPORATE BONDS AND NOTES (6.7%)(a)
	Principal amount	Value

Basic Materials (0.2%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$1,510,000	$1,486,397
Georgia-Pacific Corp. debs. 9 1/2s, 2011	556,000	586,580
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	647,700
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	460,948
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	785,000	746,176
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012	700,000	700,000
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015	1,080,000	1,034,100
Westvaco Corp. unsec. notes 7 1/2s, 2027	175,000	186,830
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	728,934
		6,577,665

Capital Goods (0.1%)
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	1,505,000	1,533,881
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	595,000	595,000
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	435,000	424,125
Legrand SA debs. 8 1/2s, 2025 (France)	860,000	1,006,200
		3,559,206

Communication Services (0.7%)
American Tower Corp. 144A sr. notes 7s, 2017	1,250,000	1,278,125
Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	204,000
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	1,139,000	1,472,810
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030 (S)	3,475,000	4,088,702
France Telecom notes 8 1/2s, 2031 (France)	180,000	235,862
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	600,000	601,500
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	2,655,000	2,535,525
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	765,000	781,480
Southwestern Bell Telephone debs. 7s, 2027	1,075,000	1,091,728
Sprint Capital Corp. company guaranty 6.9s, 2019	715,000	715,047
Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,965,000	1,882,364
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	350,000	382,998
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	965,000	929,951
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	515,000	505,644
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	60,000	58,641
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	690,000	763,065
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	270,000	283,119
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	385,000	398,291
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	595,000	730,479
Telus Corp. notes 8s, 2011 (Canada)	1,055,000	1,144,325
Verizon Communications, Inc. sr. unsec 5.55s, 2016	1,460,000	1,468,620
Verizon Communications, Inc. sr. unsec. bonds 5 1/2s,
2017	1,075,000	1,075,017
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,285,000	2,374,417
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	887,323
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,154,606
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	1,550,000	1,524,611

		28,568,250

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	685,224

Consumer Cyclicals (0.3%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	565,000	551,658
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	660,000	591,517
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	1,545,000	1,600,818
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	565,000	596,482
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	1,730,000	1,762,398
Ford Motor Credit Corp. notes 6 3/8s, 2008	980,000	969,428
JC Penney Co., Inc. debs. 7.65s, 2016	110,000	120,814
JC Penney Co., Inc. notes 6 7/8s, 2015	910,000	952,552
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	555,000	529,327
Marriott International, Inc. notes 6 3/8s, 2017	926,000	941,635
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	150,000	150,082
Office Depot, Inc. notes 6 1/4s, 2013	563,000	569,621
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	636,227
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec
6 1/4s, 2013	1,445,000	1,449,842
Target Corp. bonds 6 1/2s, 2037	1,705,000	1,727,431
VF Corp. sr. unsec. 5.95s, 2017	730,000	735,467
		13,885,299

Consumer Staples (0.8%)
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,096,787
Cox Communications, Inc. notes 7 1/8s, 2012	890,000	947,063
Cox Communications, Inc. 144A notes 5 7/8s, 2016	1,155,000	1,139,494
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,045,000	1,117,610
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	1,715,000	1,671,202
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	2,012,396	2,023,666
Delhaize Group sr. unsub. 6 1/2s, 2017 (Belgium)	565,000	578,361
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	925,000	920,200
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	395,000	393,104
Diageo PLC company guaranty 8s, 2022	760,000	909,373
Estee Lauder Cos Inc. (The) sr. unsec. 6s, 2037	1,040,000	1,018,851
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	280,000	277,547
General Mills, Inc. sr. unsub. 5.65s, 2012	1,470,000	1,492,835
Kroger Co. company guaranty 6 3/4s, 2012	275,000	289,485
Kroger Co. company guaranty 6.4s, 2017	995,000	1,035,201
McDonald's Corp. sr. unsec. 6.3s, 2037	860,000	877,528
McDonald's Corp. sr. unsec. 5.8s, 2017	435,000	439,609
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	1,164,596
News America Holdings, Inc. debs. 7 3/4s, 2045	1,955,000	2,219,036
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,170,000	2,470,959
TCI Communications, Inc. debs. 9.8s, 2012	1,870,000	2,165,827
TCI Communications, Inc. debs. 7 7/8s, 2013	1,240,000	1,364,063
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)(FWC)	1,710,000	1,683,324
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	690,000	683,277
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	475,000	470,274
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	200,512
Time Warner, Inc. debs. 9.15s, 2023	340,000	420,289
Time Warner, Inc. debs. 9 1/8s, 2013	2,435,000	2,799,303
Viacom, Inc. sr. notes 5 3/4s, 2011	610,000	615,887
Yum! Brands, Inc. sr. unsec. 6 7/8s, 2037	775,000	774,402
Yum! Brands, Inc. sr. unsec. 6 1/4s, 2018	660,000	661,518
		33,921,183

Energy (0.4%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	730,000	738,994
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	355,000	356,938
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	1,010,000	1,055,450
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	55,000	50,550
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	1,945,000	2,024,636
EOG Resources, Inc. sr. unsec 5 7/8s, 2017	645,000	658,298
Forest Oil Corp. sr. notes 8s, 2011	610,000	631,350
Hess Corp. bonds 7 7/8s, 2029	1,160,000	1,361,504
Marathon Oil Corp. unsub. bonds 6.6s, 2037	555,000	578,777
Marathon Oil Corp. unsub. notes 6s, 2017	220,000	223,594
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	226,000
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	638,625
Nexen, Inc. bonds 6.4s, 2037 (Canada)	1,280,000	1,273,574
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	764,750
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	1,330,000	1,385,879
Sunoco, Inc. notes 4 7/8s, 2014	590,000	563,176
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	1,025,000	1,014,750
Valero Energy Corp. sr. notes 6 1/8s, 2017	160,000	162,395
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	755,000	848,797
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	245,000	256,912
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	280,000	287,058
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	855,000	860,449

Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	441,146
		16,403,602

Financial (2.6%)
AGFC Capital Trust I company guaranty 6s, 2067	620,000	580,225
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	2,465,000	2,487,757
American Express Co. sr. unsec. notes 6.15s, 2017	1,275,000	1,300,304
American International Group, Inc. jr. sub. bond
6 1/4s, 2037 (S)	2,075,000	1,929,126
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	1,740,000	1,778,250
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	520,000	512,183
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	1,110,000	976,778
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	1,715,000	1,784,787
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,590,000	1,588,862
Block Financial Corp. notes 5 1/8s, 2014	760,000	698,861
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.358s, 2012 (Cayman Islands)	2,378,000	2,354,165
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	840,000	793,235
Camden Property Trust notes 5.7s, 2017 (R)	785,000	747,841
Capital One Capital III company guaranty 7.686s, 2036	1,790,000	1,734,970
Chubb Corp. (The) sr. notes 6s, 2037	670,000	656,782
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	3,330,000	2,740,250
CIT Group, Inc. sr. notes 5.4s, 2013	155,000	146,483
CIT Group, Inc. sr. notes 5s, 2015	170,000	154,787
CIT Group, Inc. sr. notes 5s, 2014	1,210,000	1,092,082
Citigroup, Inc. sub. notes 5s, 2014	1,105,000	1,072,553
CNA Financial Corp. unsec. notes 6 1/2s, 2016	730,000	748,476
CNA Financial Corp. unsec. notes 6s, 2011	730,000	739,369
Colonial Properties Trust notes 6 1/4s, 2014 (R)	730,000	726,932
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	1,035,000	879,750
Countrywide Home Loans, Inc. notes Ser. MTNK, 4 1/4s,
2007	3,895,000	3,848,840
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	1,416,000	1,319,090
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,145,000	1,067,189
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	385,000	380,243
Dresdner Funding Trust I 144A bonds 8.151s, 2031	1,250,000	1,367,595
Duke Realty LP sr. unsec 6 1/2s, 2018	1,445,000	1,474,039
Equity One, Inc. notes 5 3/8s, 2015 (R)	695,000	653,690
Erac USA Finance Co. 144A company guaranty 6 3/8s,
2017 R	1,120,000	1,117,693
ERP Operating LP notes 5 3/4s, 2017	840,000	813,269
Fleet Capital Trust V bank guaranty FRN 6.646s, 2028	935,000	911,460
Fund American Cos., Inc. notes 5 7/8s, 2013	1,370,000	1,359,219
GATX Financial Corp. notes 5.8s, 2016	560,000	546,655
General Electric Capital Corp. sr. unsec 5 5/8s, 2017	3,520,000	3,554,306
General Motors Acceptance Corp. bonds 8s, 2031 (S)	845,000	781,049
General Motors Acceptance Corp. notes 7s, 2012	845,000	771,842
GMAC LLC unsub. notes FRN 6.808s, 2009	2,920,000	2,747,183
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037	1,585,000	1,598,027
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	1,625,000	1,637,304
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	384,720
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,005,000	946,297
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	780,000	799,499
Hospitality Properties Trust sr. unsec. 6.7s, 2018 (R)	565,000	570,224
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	511,859
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	515,604
HSBC Finance Capital Trust IX FRN 5.911s, 2035	3,300,000	3,155,536
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	3,555,000	3,522,202
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	2,560,000	2,512,102
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	1,630,000	1,443,372
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	1,996,000	1,969,309
JPMorgan Chase Capital XXV bonds 6.8s, 2037	780,000	779,140
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	600,000	585,000
Lehman Brothers Holdings, Inc. sr. unsec 6.2s, 2014	1,660,000	1,670,772
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	160,000	153,210
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,160,000	2,099,079
Lincoln National Corp. FRB 7s, 2066	787,000	808,347
Lincoln National Corp. sr. unsec. 6.3s, 2037	480,000	480,903
Loews Corp. notes 5 1/4s, 2016	510,000	494,207
MetLife, Inc. jr. sub. FRN 6.4s, 2036	1,515,000	1,435,169
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	460,866
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	650,000	661,034
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	1,130,000	1,136,883
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	456,389
NB Capital Trust IV company guaranty 8 1/4s, 2027	5,540,000	5,769,650
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	505,000	380,604
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,240,000	1,262,351
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	905,000	886,076
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,510,000	1,872,868
RBS Capital Trust IV company guaranty FRN 5.998s, 2049	1,290,000	1,237,220
Regency Centers LP sr. unsec. 5 7/8s, 2017	650,000	632,587
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	695,000	684,184
Rouse Co. (The) notes 7.2s, 2012 (R)	645,000	652,162
Royal Bank of Scotland Group PLC FRB 7.648s, 2049

(United Kingdom)	400,000	428,318
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	700,000	730,675
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	371,000	363,723
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	1,285,000	1,203,131
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	730,000	714,670
Swiss Re Capital I LP 144A FRN 6.854s, 2049 (United
Kingdom)	850,000	846,437
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	730,000	719,704
Tyco Electronics Group S company guaranty 6s, 2012
(Luxembourg)	1,150,000	1,162,834
UBS AG/Jersey Branch FRN 8.588s, 2008 (Jersey)	3,020,000	3,065,300
Unitrin, Inc. sr. notes 6s, 2017	740,000	725,691
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,030,000	980,683
Westfield Group sr. notes 5.7s, 2016 (Australia)	875,000	855,328
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	980,973
Willis Group North America, Inc. company guaranty
6.2s, 2017	605,000	610,524
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	2,130,000	2,018,904
		110,509,821

Health Care (0.1%)
AstraZeneca PLC sr. unsub. 5.9s, 2017 (United Kingdom)	1,805,000	1,845,598
Bayer Corp. 144A FRB 6.2s, 2008	845,000	846,833
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)	505,000	514,658
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)	585,000	592,910
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	1,015,000	1,010,011
Hospira, Inc. sr. notes 6.05s, 2017	560,000	559,167
Hospira, Inc. sr. notes 5.55s, 2012	785,000	785,864
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	470,000
		$6,625,041

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	760,000	819,005
Avnet, Inc. notes 6s, 2015	765,000	758,326
IBM Corp. sr. unsec 5.7s, 2017	1,820,000	1,848,821
Motorola, Inc. sr. unsec. 6 5/8s, 2037	1,160,000	1,148,586
Motorola, Inc. sr. unsec. 6s, 2017	530,000	525,612
Xerox Corp. sr. notes 6.4s, 2016	1,030,000	1,055,391
		6,155,741

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	97,500
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	525,000	554,531
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	2,895,000	2,895,000
Delta Air Lines, Inc. 144A collateralized 6.821s, 2022	925,000	927,313
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,545,189	1,591,545
Southwest Airlines Co. pass-through certificates
6.15s, 2022	860,000	874,585
Union Pacific Corp. sr. unsub. 5 3/4s, 2017	750,000	744,060
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	579,056
United AirLines, Inc. pass-through certificates
6.636s, 2022	715,000	701,594
		8,965,184

Utilities & Power (1.1%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	897,977
American Water Capital Corp. 144A bonds 6.593s, 2037	455,000	462,358
American Water Capital Corp. 144A bonds 6.085s, 2017	510,000	513,964
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	476,152
Arizona Public Services Co. notes 6 1/2s, 2012	1,040,000	1,078,938
Atmos Energy Corp. sr. unsub. 6.35s, 2017	905,000	926,548
Beaver Valley II Funding debs. 9s, 2017	1,436,000	1,616,161
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,950,000	1,944,044
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	2,390,000	2,501,006
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	110,000	110,449
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	1,126,860
CenterPoint Energy Resources Corp. sr. unsec. 6 1/8s,
2017	480,000	484,478
CMS Energy Corp. unsub. notes 6.55s, 2017	50,000	49,063
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	282,147
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,145,000	1,090,804
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	508,064
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	975,000	966,443
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	3,085,000	3,072,996
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	120,000	117,548
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s,
2016 (S)	750,000	750,259
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	934,762
Florida Power Corp. 1st mtge. 6.35s, 2037	1,040,000	1,091,978
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	532,248
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	775,000	875,494
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	280,000	284,200
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,090,000	1,090,376

Kansas Gas & Electric bonds 5.647s, 2021	395,000	381,088
Kinder Morgan, Inc. notes 6s, 2017	545,000	544,220
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	685,000	681,575
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	2,345,000	2,319,001
MidAmerican Energy Holdings Co. 144A bonds 6 1/2s, 2037	380,000	389,717
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	543,874
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	525,000	526,656
Northwestern Corp. sec. notes 5 7/8s, 2014	1,090,000	1,090,361
Oncor Electric Delivery Co. debs. 7s, 2022	675,000	710,142
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	820,000	891,529
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	775,000	747,907
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	520,000	533,697
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,085,000	1,115,518
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	902,627	929,976
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	640,000	629,207
Progress Energy, Inc. sr. unsec. notes 5 5/8s, 2016	970,000	964,009
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	375,000	386,405
Public Service Co. of New Mexico sr. notes 4.4s, 2008	570,000	566,293
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	1,185,000	1,114,514
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	1,760,000	1,839,262
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	895,000	843,487
Southern California Edison Co. notes 6.65s, 2029	1,030,000	1,089,747
Southern Natural Gas. Co. 144A notes 5.9s, 2017	460,000	448,685
Spectra Energy Capital, LLC sr. notes 8s, 2019	780,000	888,502
Teco Energy, Inc. notes 7.2s, 2011	1,070,000	1,116,284
TEPPCO Partners LP company guaranty FRB 7s, 2067	595,000	542,746
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	663,296
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	503,101
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	890,000	892,616
Westar Energy, Inc. 1st mtge. 5.15s, 2017	75,000	71,216
Westar Energy, Inc. 1st mtge. 5.1s, 2020	800,000	742,023
		48,491,971

Total corporate bonds and notes (cost $286,820,113)		$284,348,187

ASSET-BACKED SECURITIES (5.4%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-4,
Class A2C, 5.083s, 2035	$230,000	$217,509
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 5.023s, 2036	759,000	704,041
FRB Ser. 06-HE3, Class A2C, 5.023s, 2036	1,021,000	957,581
Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.967s, 2035	2,967,526	2,903,522
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.048s, 2013	210,000	204,359
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	70,213	66,571
Ser. 04-6N, Class Note, 4 3/4s, 2035	60,061	56,982
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.283s, 2029	2,475,429	2,482,409
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.591s, 2012	2,781,117	2,767,212
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.373s, 2036	902,000	207,460
AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.444s, 2047
(Cayman Islands) (F)	1,910,000	1,449,704
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	1,286,721
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	1,052,800
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.033s, 2036	1,813,000	1,722,350
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 5.313s, 2035	564,000	524,520
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.373s, 2036	157,000	22,893
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.373s, 2035	407,000	64,603
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.063s, 2036	503,000	486,387
FRB Ser. 06-HE4, Class A5, 5.033s, 2036	1,346,000	1,259,828
FRB Ser. 06-HE7, Class A4, 5.013s, 2036	529,000	505,872
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.698s, 2033	898,809	889,820
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.121s, 2011 (F)	210,000	209,658
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	412,738
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.319s, 2039	4,211,489	4,102,213
FRB Ser. 04-D, Class A, 5.209s, 2044	1,427,046	1,255,800
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 6.719s, 2039	200,000	201,052
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.223s, 2038	805,756	800,438
FRB Ser. 03-SSRA, Class A, 5.573s, 2038	679,597	672,801
FRB Ser. 04-SSRA, Class A1, 5.473s, 2039	886,960	878,090
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 6.873s, 2035	698,000	101,210

FRB Ser. 06-PC1, Class M9, 6.623s, 2035	414,000	78,660
FRB Ser. 03-3, Class A2, 5.463s, 2043	2,197,474	2,156,272
FRB Ser. 03-1, Class A1, 5.373s, 2042	535,490	525,450
FRB Ser. 05-3, Class A1, 5.323s, 2035	542,847	532,669
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.123s, 2036	251,000	47,690
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	500,000	501,836
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,435,804
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	117,117	115,992
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.171s, 2010	1,730,000	1,725,005
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	124,409	114,456
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.323s, 2010 (F)	1,060,000	1,059,110
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 5.293s, 2035	359,000	316,793
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	6,038,675	824,563
Ser. 00-4, Class A6, 8.31s, 2032	8,436,109	6,978,239
Ser. 00-5, Class A6, 7.96s, 2032	3,727,000	3,324,409
Ser. 02-1, Class M1F, 7.954s, 2033	1,004,000	977,327
Ser. 01-4, Class A4, 7.36s, 2033	5,190,001	5,276,477
Ser. 00-6, Class A5, 7.27s, 2031	1,043,826	1,022,572
Ser. 01-1, Class A5, 6.99s, 2032	2,444,972	2,296,068
Ser. 01-3, Class A4, 6.91s, 2033	7,524,491	7,296,371
Ser. 02-1, Class A, 6.681s, 2033	5,874,266	6,012,610
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 5.393s, 2035	332,000	298,800
FRB Ser. 04-6, Class 2A5, 5.263s, 2034	888,046	851,103
FRB Ser. 05-14, Class 3A2, 5.113s, 2036	262,000	254,328
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	974	390
Ser. 04-14, Class N, 5s, 2036	38,208	35,915
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	359,000	307,843
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	1,617,000	1,404,263
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	412,124	247,274
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	373,000	373,719
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 3.228s, 2043	1,976,622	180,984
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.413s, 2035	700,000	700,221
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	78,556	71
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.023s, 2036	1,203,000	1,136,424
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.753s, 2035	2,010,830	2,005,175
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	338,607	338,818
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	650,000	643,157
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.63s,
2038 (Cayman Islands)	616,000	455,840
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
6.194s, 2015 (Cayman Islands)	2,000,000	1,991,400
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.203s, 2036	1,688,000	1,608,326
FRB Ser. 06-2, Class 2A3, 5.043s, 2036	3,141,000	3,038,918
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	201,495	1,612
Ser. 04-3, Class A, 4 1/2s, 2034	5,626	81
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 6.873s,
2037 (Cayman Islands)	308,000	301,551
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.173s, 2019	1,680,000	1,680,000
Ser. 04-1A, Class B, 5.723s, 2018	86,086	86,154
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,927,661
GEBL 144A
Ser. 04-2, Class D, 7.841s, 2032	620,280	508,630
Ser. 04-2, Class C, 5.941s, 2032	232,416	197,554
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.58s, 2041 (United Kingdom)	1,188,000	1,185,726
FRB Ser. 02-2, Class 1C, 6.43s, 2043 (United Kingdom)	480,116	478,628
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	512,386	476,668
Ser. 99-5, Class A5, 7.86s, 2030	15,749,425	14,568,218
Ser. 97-4, Class A7, 7.36s, 2029	543,120	548,630
Ser. 95-8, Class B1, 7.3s, 2026	362,579	328,770
Ser. 96-10, Class M1, 7.24s, 2028	972,000	913,680
Ser. 98-4, Class A7, 6.87s, 2030	319,087	311,110
Ser. 97-7, Class A8, 6.86s, 2029	366,975	365,003
Ser. 99-3, Class A6, 6 1/2s, 2031	861,608	857,300
Ser. 99-2, Class A7, 6.44s, 2030	1,211,295	1,167,248
Ser. 99-1, Class A6, 6.37s, 2025	1,023,000	1,028,115
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	4,050,203	3,820,524
Ser. 99-5, Class M1A, 8.3s, 2026	488,000	434,239
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,156,849	1,155,946
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.023s, 2036	4,677,000	4,403,774
GSMPS Mortgage Loan Trust

Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	272,864	285,975
Ser. 05-RP3, Class 1A3, 8s, 2035	820,585	855,993
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	747,199	770,586
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,006,413	1,049,729
Ser. 05-RP1, Class 1A3, 8s, 2035	127,784	133,809
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,134,380	1,170,691
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.423s, 2030 (Cayman Islands)	1,141,000	984,911
FRB Ser. 05-1A, Class D, 6.403s, 2030 (Cayman Islands)	503,089	458,754
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	510,107	341,772
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)	1,653,323	1,405,325
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.203s, 2036	848,000	743,686
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	256,794	254,620
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 7.123s, 2035	645,000	96,750
FRB Ser. 06-FRE1, Class A4, 5.163s, 2035	716,000	685,570
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	16,686,623	216,926
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	12,855,586	12,897,765
FRB Ser. 07-6, Class 2A1, 5.083s, 2037	9,559,596	9,392,303
IFB Ser. 07-3, Class 4B, IO, 1.818s, 2037	4,891,609	275,211
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 7.95s, 2036 (Cayman Islands)	2,585,000	2,423,438
FRB Ser. 02-1A, Class FFL, 7.643s, 2037 (Cayman
Islands)	5,220,000	4,518,563
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 5.133s, 2036	813,000	745,495
FRB Ser. 06-1, Class 2A3, 5.063s, 2036	1,433,000	1,361,350
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.123s, 2032	4,059,503	3,044,627
FRB Ser. 02-A, Class M2, 7.123s, 2032	278,000	266,531
Ser. 02-A IO, 0.3s, 2032	133,921,240	1,397,093
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	103,069	99,857
FRB Ser. 02-1A, Class A1, 5.698s, 2024	922,931	915,892
Ser. 04-2A, Class D, 5.389s, 2026	95,470	94,441
Ser. 04-2A, Class C, 4.741s, 2026	87,832	87,033
Mastr Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.023s, 2036	424,000	406,741
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	712,579	746,026
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,742,511	1,824,747
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.271s, 2010	1,730,000	1,727,671
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.439s, 2027	5,134,110	4,851,734
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	12,636	10,875
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	28,514	28,086
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	11,388	11,218
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	44,508	12,747
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	1,921	5
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	353,442	329,524
Ser. 10, Class B, 7.54s, 2036	662,588	547,710
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012 (F)	41,777	41,641
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.348s, 2035	4,471,404	4,445,829
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 6.819s, 2039 (Cayman Islands)	544,000	549,440
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
6.048s, 2015 (Cayman Islands)	598,328	595,935
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	448,676	434,547
Ser. 04-B, Class C, 3.93s, 2012	183,435	174,323
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	1,615,197	1,526,995
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.778s, 2035	475,731	497,139
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	404,144	444,559
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.033s, 2036	1,010,000	971,317
FRB Ser. 06-2, Class A2C, 5.023s, 2036	1,010,000	958,281
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	86,538	87,360
Ser. 01-D, Class A3, 5.9s, 2022	160,322	128,258
Ser. 02-C, Class A1, 5.41s, 2032	3,862,878	3,451,767
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	571,804	499,027
Ser. 01-B, Class A3, 6.535s, 2023	165,531	151,818
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.8s, 2018 (Ireland)	623,000	560,700
FRB Ser. 05-A, Class D, 7s, 2012 (Ireland)	696,000	556,800
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.373s, 2035	216,000	64,800
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	230,805	228,758

Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.223s, 2035		221,628	206,081
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.373s, 2034		415,000	228,250
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		19,925	18,929
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 5.003s, 2036		1,587,000	1,539,390
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.874s,
2042 (United Kingdom)		1,300,000	1,277,589
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.694s, 2011 (United Kingdom)		657,000	632,715
FRB Ser. 04-2A, Class C, 6.574s, 2011 (United Kingdom)		912,000	871,417
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6.021s, 2011		701,000	701,036
Ser. 04-FA, Class E, 5s, 2011		500,000	499,610
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.063s, 2036		1,724,000	1,665,961
FRB Ser. 07-RZ1, Class A2, 5.033s, 2037		1,562,000	1,475,486
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.623s, 2035		1,165,000	186,400
Ser. 04-NT12, Class Note, 4.7s, 2035		5,822	5,605
Ser. 04-NT, Class Note, 4 1/2s, 2034		142,855	107,141
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.133s, 2033		1,188,904	1,070,013
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		22,036	66
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)		133,867	4,016
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		214,965	22
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)		8,252	165
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		48,411	194
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		65,758	66
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		12,564	214
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		19,639	79
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.013s, 2037		1,468,000	1,394,600
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 5.083s, 2036		1,718,000	1,614,405
FRB Ser. 06-FRE1, Class A2B, 5.053s, 2036		807,000	739,053
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)		144,254	--
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.043s, 2036		814,000	790,470
FRB Ser. 06-3, Class A3, 5.033s, 2036		4,702,000	4,526,839
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.373s, 2035		466,000	163,100
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.58s,
2038 (Cayman Islands)		470,000	230,300
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.223s, 2034		736,005	735,085
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5.133s, 2036		814,000	720,926
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.373s, 2035		974,000	97,400
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015		5,247,939	5,241,379
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		1,698,000	1,462,369
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034		437,500	432,031
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
5.193s, 2037		359,000	321,297
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		255,868	253,704
Ser. 04-3, Class D, 4.07s, 2012		213,722	212,335
Ser. 04-4, Class D, 3.58s, 2012 (F)		96,420	95,409
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.984s, 2044 (United Kingdom)		1,183,521	1,162,123

Total asset-backed securities (cost $242,335,711)			$228,229,652

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration date/	Contract	Value
	strike price	amount
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34	17,320,000	$422,608
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34	17,320,000	124,184
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	184,000,000	2,553,920
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate

of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	92,000,000	1,812,400
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	54,984,000	1,766,636
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	54,984,000	1,746,292
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	184,000,000	1,646,800
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	54,984,000	1,540,652
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	92,000,000	1,522,600
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	54,984,000	1,520,857
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	43,245,000	1,491,088
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	43,245,000	1,119,181
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	41,859,000	939,735
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	41,096,000	896,304
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	41,096,000	666,166
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	41,859,000	635,420
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	21,602,000	475,676
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	21,602,000	455,802
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20	20,548,000	435,618
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	21,602,000	363,346
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	21,602,000	346,280
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20	20,548,000	343,563
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21	8,219,000	177,613
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21	8,219,000	134,627
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39	59,599,000	1,577,586
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348	44,811,000	1,084,426
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39	59,599,000	293,823
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348	44,811,000	276,484

Total purchased options outstanding (cost $28,229,036)				$26,369,687

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $4,519,000)
			Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036			$4,519,000	$5,411,503

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Rating(RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$1,005,000	$997,814
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		1,460,000	1,444,685

Total municipal bonds and notes (cost $2,464,892)				$2,442,499

WARRANTS (0.0%)(a)(NON) (cost $0)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	37.50	29,195	$802,863

SHORT-TERM INVESTMENTS (6.9%)(a)
			Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)			$145,082,908	$144,847,754
Interest in $630,000,000 joint tri-party repurchase
agreement dated October 31, 2007 with Deutsche Bank
Sec. Inc. due November 1, 2007 with respect to various
U.S. Government obligations -- maturity value
of $22,603,108 for an effective yield of 4.95%
(collateralized by Fannie Mae, Freddie Mac, Federal
Home Loan Banks and Ginnie Mae securities with coupon
rates ranging from 0.00% to 12.5% and due dates
ranging from November 1, 2007 to December 15, 2046
valued at $642,600,168)			22,600,000	22,600,000
Park Ave Receivables for an effective yield of 4.80%,
maturity date November 13, 2007			26,000,000	25,958,400
Sheffield Receivables Corp., for an effective yield
of 4.96%, maturity date November 13, 2007			25,000,000	24,958,667
Falcon Asset Sec. Corp., for an effective yield
of 4.84%, maturity date November 9, 2007			40,416,000	40,372,530
Barton Capital Corp., for an effective yield of 4.80%,
maturity date November 8, 2007			25,000,000	24,976,667
Atlantic Asset Sec. Corp., for an effective yield
of 5.03%, maturity date November 19, 2007			8,532,000	8,510,542

Total short-term investments (cost $292,224,560)				$292,224,560

TOTAL INVESTMENTS

Total investments (cost $4,116,605,980) (b)				$4,499,229,746

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1659	$396,106,988	Mar-08	$1,509,326
Euro-Dollar 90 day (Long)	817	194,977,050	Sep-09	468,678
Euro-Dollar 90 day (Short)	1808	432,202,400	Jun-08	(1,576,830)
Euro-Dollar 90 day (Short)	3138	750,688,050	Sep-08	(2,800,248)
S&P 500 Index E-Mini (Short)	620	48,205,000	Dec-07	(2,037,940)
U.S. Treasury Bond 20 yr (Long)	732	82,418,625	Dec-07	1,554,960
U.S. Treasury Note 2 yr (Short)	3032	627,955,625	Dec-07	(2,161,993)
U.S. Treasury Note 5 yr (Short)	202	21,683,438	Dec-07	(117,162)
U.S. Treasury Note 10 yr (Long)	3551	390,665,484	Dec-07	5,559,378

Total				$398,169

WRITTEN OPTIONS OUTSTANDING at 10/31/07 (premiums received $27,126,935) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	$205,784,000	Jan-08/5.79	$10,957,998
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	204,503,000	Jun-08/5.95	644,184
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	205,784,000	Jan-08/5.79	131,702
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	204,503,000	Jun-08/5.95	13,010,481
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	130,817,000	Aug-08/5.31	3,733,517
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	130,817,000	Aug-08/5.31	2,421,423
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	32,581,000	Mar-08/5.225	642,823
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	32,581,000	Mar-08/5.225	382,827
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	20,548,000	May-12/5.51	939,044
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	20,548,000	May-12/5.51	897,126
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	10,274,000	May-12/5.515	468,186
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	10,274,000	May-12/5.515	450,720
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,109,500	May-12/5.52	180,571
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,109,500	May-12/5.52	186,448

Total			$35,047,050

TBA SALE COMMITMENTS OUTSTANDING at 10/31/07	(proceeds receivable $79,093,308) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, November 1, 2037	$72,100,000	11/13/07	$73,795,475
FNMA, 5 1/2s, November 1, 2037	5,306,000	11/13/07	5,229,312

Total			$79,024,787

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$102,075,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	$389,062

4,636,000	10/3/16	5.15631%	3 month USD-LIBOR-BBA	(31,740)

3,720,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	106,371

84,900,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(19,745)

20,610,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	386,227

53,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	265,166

3,070,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	75,413

7,440,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	174,828

700,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(23,194)

87,100,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(67,149)

970,000	9/24/09	3 month USD-LIBOR-BBA	4.7375%	2,085

82,772,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	514,717

Bear Stearns Bank plc
63,600,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(625,557)

Citibank, N.A.
56,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,650,127)

4,380,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(108,343)

10,114,000	10/26/12	4.6275%	3 month USD-LIBOR-BBA	89,819

Credit Suisse First Boston International
6,600,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	38,033

Credit Suisse International
3,843,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	42,536

80,000,000	1/9/09	3 month USD-LIBOR-BBA	5.145%	1,437,351

6,762,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(21,997)

3,922,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(34,638)

7,071,000	10/16/17	3 month USD-LIBOR-BBA	5.297%	104,194

Deutsche Bank AG
16,169,000	10/16/17	3 month USD-LIBOR-BBA	5.297%	238,257

Goldman Sachs International

158,394,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(2,477,810)

22,090,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	453,136

18,233,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	213,599

13,380,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(301,213)

4,968,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(251,714)

17,771,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	82,105

4,331,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(80,242)

55,949,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(153,927)

36,385,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	213,186

161,722,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(2,660,372)

35,081,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(23,348)

30,314,000	9/21/17	5.149%	3 month USD-LIBOR-BBA	(102,346)

108,912,400	9/21/09	3 month USD-LIBOR-BBA	4.60%	(61,407)

7,071,000	9/14/17	5.0625%	3 month USD-LIBOR-BBA	32,066

14,495,000	9/14/14	4.906%	3 month USD-LIBOR-BBA	66,084

34,600,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(884,958)

12,500,000	10/1/17	3 month USD-LIBOR-BBA	5.253%	143,417

72,398,100	9/19/09	3 month USD-LIBOR-BBA	4.763%	116,628

JPMorgan Chase Bank, N.A.
17,930,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	356,136

36,282,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	235,158

5,472,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(57,979)

94,000,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	1,567,529

81,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,703,864

170,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	66,761

156,100,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	697,247

9,442,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	241,478

37,105,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(725,749)

40,500,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(302,318)

4,639,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(71,162)

89,553,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	1,228,879

20,829,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	88,219

61,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(595,823)

4,470,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	128,713

10,430,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(248,989)

44,550,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(335,934)

63,370,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(2,201,561)

183,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	(1,174,089)

65,346,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	2,529,553

161,308,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(2,665,211)

126,500,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,667,509)

57,486,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(1,344,832)

47,810,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	324,146

65,551,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(182,972)

179,500,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	2,833,308

1,775,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	10,520

32,041,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(336,657)

8,923,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(105,883)

5,900,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	335,141

76,820,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(2,364,650)

10,596,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(106,142)

61,200,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	3,782,718

30,314,000	9/21/17	5.15%	3 month USD-LIBOR-BBA	(104,501)

108,912,400	9/21/09	3 month USD-LIBOR-BBA	4.6125%	(35,934)

Lehman Brothers Special Financing, Inc.
150,213,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(3,791,553)

267,010,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(9,818,123)

153,985,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	725,621

91,930,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(1,224,535)

111,090,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(893,627)

18,884,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(352,857)

135,710,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(2,434,590)

18,884,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	356,267

46,981,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	230,727

46,981,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(228,326)

86,483,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(216,842)

26,033,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	310,301

18,115,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	97,152

39,298,515	8/29/09	5.005%	3 month USD-LIBOR-BBA	(233,116)

2,443,839	8/29/17	3 month USD-LIBOR-BBA	5.32%	39,992

75,305,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(452,963)

10,252,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(167,745)

8,974,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(127,385)

10,100,871	8/29/12	5.075%	3 month USD-LIBOR-BBA	(104,569)

18,940,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(198,765)

10,114,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	95,906

30,314,000	9/24/17	5.285%	3 month USD-LIBOR-BBA	(426,590)

86,500,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(2,819,515)

48,265,400	9/19/09	3 month USD-LIBOR-BBA	4.755%	70,545

108,912,400	9/24/09	3 month USD-LIBOR-BBA	4.695%	145,504

Merrill Lynch Capital Services, Inc.
10,114,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	94,686

Morgan Stanley Capital Services, Inc.

	3,674,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(27,250)

	3,161,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(36,799)

Total					$(23,282,521)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$55,310,000		5/2/08	5 bp plus change in spread of Banc of America Securities AAA 10	Banc of America Securities- CMBS AAA 10 year	$(1,074,529)
			yr Index multiplied by the modified duration factor	Index

17,620,000		5/2/08	10 bp plus change in spread of Banc of America Securities AAA 10	Banc of America Securities- CMBS AAA 10 year	(322,814)
			yr Index multiplied by the modified duration factor	Index

16,800,000		5/2/08	Banc of America Securities AAA 10 yr Index multiplied by the	Banc of America Securities- CMBS AAA 10 year	--
			modified duration factor	Index

Citibank, N.A.
16,550,000		5/2/08	12.5 bp plus change in spread of Banc of America Securities AAA	Banc of America Securities- CMBS AAA 10 year	(300,569)
			10 yr Index multiplied by the modified duration factor	Index

19,720,000		10/31/07	10 bp plus change in spread of Banc of America Securities AAA 10	Banc of America Securities- CMBS AAA 10 year	(422,721)
			yr Index multiplied by the modified duration factor	Index

18,440,000		11/2/07	15 bp plus change in spread of Banc of America Securities AAA 10	Banc of America Securities- CMBS AAA 10 year	(399,965)
			yr Index multiplied by the modified duration factor	Index

Deutsche Bank AG
12,524,000	(F)	2/1/08	30 bp plus beginning of period nominal spread of Lehman Brothers	The spread return of Lehman Brothers AAA 8.5+	54,367
			AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

Goldman Sachs International
		9/15/11	678 bp (1 month USD-LIBOR-BBA)	Ford Credit Auto Owner Trust Series 2005-B
3,843,000				Class D	89,909
21,110,000		5/1/08	10 bp plus change in spread of Banc of America Securities AAA 10	Banc of America Securities- CMBS AAA 10 year	(217,374)
			yr Index multiplied by the modified duration factor	Index

34,650,000	(F)	1/1/08	(10 bp plus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	1,023,838
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

JPMorgan Chase Bank, N.A.
18,686,000		2/1/08	25 bp plus beginning of period nominal spread of Lehman Brothers	The spread return of Lehman Brothers AAA 8.5+	41,109
			AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

14,595,000		8/1/08	17.5 bp minus change in spread of Lehman Brothers AAA 8.5+	The spread return of Lehman Brothers AAA 8.5+	4,379
			Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

Lehman Brothers Special Financing, Inc.
27,656,000	(F)	4/1/08	10 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	(381,625)
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

63,100,000	(F)	4/1/08	(175 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	776,319
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

63,100,000	(F)	9/1/08	Beginning of period nominal spread of Lehman Brothers AAA 8.5+	The spread return of Lehman Brothers AAA 8.5+	(143,300)
			Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

54,927,000	(F)	3/1/08	(2.5 bp plus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	239,756
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

32,150,000	(F)	3/1/08	70 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	13,760
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

48,791,000		3/1/08	(120 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	116,020
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

65,083,000		2/1/08	(100 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	(126,196)
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

1,042,000		2/1/08	(45 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	326
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

73,243,000	(F)	2/1/08	30 bp plus beginning of period nominal spread of Lehman Brothers	The spread return of Lehman Brothers AAA 8.5+	267,337
			AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

12,529,000	(F)	2/1/08	50 bp minus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	17,954
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

24,706,000		2/1/08	57.5 bp plus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	(9,149)
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

31,105,000		1/1/08	(5 bp plus beginning of period nominal spread of Lehman Brothers	The spread return of Lehman Brothers AAA 8.5+	960,274
			AAA 8.5+ Commercial Mortgage Backed Securities Index)	CMBS Index adjusted by modified duration factor

34,650,000	(F)	1/1/08	(Beginning of period nominal spread of Lehman Brothers AAA 8.5+	The spread return of Lehman Brothers AAA 8.5+	1,043,831
			Commercial Mortgage Backed Securities Index)	CMBS Index adjusted by modified duration factor

34,650,000		1/1/08	(10 bp plus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers AAA 8.5+	972,023
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities	CMBS Index adjusted by modified duration factor
			Index)

52,070,000		12/1/07	8 bp plus beginning of period nominal spread of Lehman Brothers	The spread return of Lehman Brothers Aaa 8.5+	(1,532,748)
			AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

Morgan Stanley Capital Services, Inc.
10,400,000		10/31/07	10 bp plus change in spread of Banc of America Securities AAA 10	Banc of America Securities- CMBS AAA 10 year	(223,071)
			yr Index multiplied by the modified duration factor	Index

13,870,000		4/30/08	15 bp minus change in spread of Banc of America Securities AAA	Banc of America Securities- CMBS AAA 10 year	(38,223)
			10 yr Index multiplied by the modified duration factor	Index

58,992,000		1/31/08	110 bp minus change in spread of Lehman Brothers AAA 8.5+	The spread return of Lehman Brothers AAA 8.5+	(412,395)
			Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

10,651,000	(F)	1/31/08	80 bp minus change in spread of Banc of America Securities AAA	Banc of America Securities- CMBS AAA 10 year	(68,678)
			10 yr Index multiplied by the modified duration factor	Index

10,651,000		1/31/08	70 bp minus change in spread of Lehman Brothers AAA 8.5+	The spread return of Lehman Brothers AAA 8.5+	(54,078)
			Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

13,020,000		11/30/07	7.5 bp plus beginning of period nominal spread of Lehman	The spread return of Lehman Brothers Aaa 8.5+	(383,365)
			Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

56,500,000	1/31/08	40 bp plus beginning of period nominal spread of Lehman Brothers	The spread return of Lehman Brothers Aaa 8.5+	(471,985)
		AAA 8.5+ Commercial Mortgage Backed Securities Index	CMBS Index adjusted by modified duration factor

Total				$(961,583)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$5,934	$8,630,000		10/12/52	(134 bp)	$1,746,062

DJ CDX NA IG Series 8
Index	(17,052)	29,405,000		6/20/17	(60 bp)	445,488

DJ CDX NA IG Series 8
Index	(224,334)	61,605,000		6/20/17	(60 bp)	744,713

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	295,000		6/20/11	(101 bp)	(1,652)

XL Capital Assurance
Inc.	--	165,000		12/20/12	400 bp	365

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	50,153	10,355,408		10/12/52	(134 bp)	2,140,500

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	1,550,000		6/20/12	57 bp	(28,714)

Credit Suisse International
Sprint Capital Corp,
8 3/8%, 3/15/12	--	2,655,000		6/20/12	(59 bp)	20,080

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	3,278,000		6/20/12	22 bp	(66,587)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	8,525,000		12/20/12	61.56 bp	(79,930)

France Telecom, 7.25%,
1/28/13	--	1,870,000		6/20/16	70 bp	37,967

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	8,582,000		(a)	2.461%	267,663

DJ CDX NA HY Series 8
Index	1,387,511	92,280,000		6/20/12	35 bp	259,696

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,420,000		12/20/10	108.65 bp	(88,811)

DJ CDX NA IG Series 8
Index	(23)	29,410,000		6/20/17	(60 bp)	462,596

DJ CDX NA IG Series 8
Index	(241,326)	57,335,000		6/20/17	(60 bp)	660,554

DJ CDX NA IG Series 9
Index	(480,280)	145,370,000		12/20/12	(60 bp)	(359,139)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	1,585,000		9/20/17	(67.8 bp)	36,438

Merrill Lynch & Co.,
5%, 1/15/15	--	1,585,000		9/20/12	48 bp	(23,521)

Merrill Lynch & Co.,
5%, 1/15/15	--	1,585,000		9/20/17	(59.8 bp)	24,001

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	7,540,000		3/15/49	(7 bp)	134,674

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,633,000		12/20/10	105.5 bp	(99,098)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	27,245,000		12/20/12	(5.8 bp)	25,097

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	1,585,000		9/20/17	(77 bp)	28,945

CMS Energy Corp.,
6.875%, 12/15/15	--	390,000		6/20/12	62 bp	(6,406)

DJ ABX NA CMBX BBB Index	9,889	2,400,000		10/12/52	(134 bp)	502,921

DJ CDX NA CMBX AA Index	(76,552)	2,416,000	(F)	3/15/49	(15 bp)	89,731

DJ CDX NA CMBX AAA Index	--	25,390,000		3/15/49	(7 bp)	358,349

DJ CDX NA HY Series 8
Index 35-60% tranche	--	38,153,000		6/20/12	104 bp	(721,484)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	34,100,000		12/20/10	90 bp	(535,541)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	34,100,000		12/20/10	104.5 bp	(381,650)

DJ CDX NA IG Series 8
Index	248,847	15,924,000		6/20/12	35 bp	54,230

DJ CDX NA IG Series 8
Index 30-100% tranche	--	48,198,150		6/20/12	(3.125 bp)	91,723

DJ CDX NA IG Series 8
Index 30-100% tranche	--	39,434,850		6/20/12	(8 bp)	(10,054)

DJ CDX NA IG Series 9
Index	(199,175)	40,252,000		12/20/12	(60 bp)	(175,024)

DJ CDX NA IG Series 9
Index	(159,218)	22,632,000		12/20/12	60 bp	(142,998)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	8,525,000	(F)	12/20/12	59.3 bp	(94,569)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	1,585,000		9/20/17	(58 bp)	1,321

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	1,585,000		9/20/12	48 bp	(14,249)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	1,585,000		9/20/17	(60.5 bp)	11,419

XL Capital Assurance
Inc.	--	490,000		12/20/12	400 bp	1,083

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	2,618	3,602,500		10/12/52	(134 bp)	742,679

DJ CDX NA IG Series 8
Index	668,488	55,600,000		6/20/12	35 bp	(11,037)

DJ CDX NA IG Series 8
Index	--	29,370,000		6/20/17	(60 bp)	461,988

Total						$6,509,819

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $4,216,882,112.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $4,143,163,866, resulting in gross unrealized appreciation and depreciation of $500,114,157 and $144,048,277, respectively, or net unrealized appreciation of $356,065,880.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

(FWC) Forward commitments.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.

The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $140,363,305. Certain of these securities were sold prior to period-end. The fund received cash collateral of $144,847,754 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,420,716 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $242,167,389 and $659,878,734, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $121,065,536 have been designated as collateral for open forward commitments, swap contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007